First Priority
Family of Funds

Combined
Annual Report

Dated November 30, 1995

Diversified Portfolios of the First Priority Funds, an Open-End Management Investment Company


PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

Dear Shareholder:

I am pleased to present the Annual Report to Shareholders for the First Priority Funds. This report covers activity in the First Priority Treasury Money Market Fund, the First Priority Limited Maturity Government Fund, the First Priority Fixed Income Fund, the First Priority Equity Fund, the First Priority Equity Income Fund, and the First Priority Balanced Fund over the twelve-month period ended November 30, 1995.

In the investment review, each Fund's portfolio manager describes economic and market conditions and their impact on Fund strategy. Following the investment review are a complete list of each Fund's investments and the financial statements.

The past year proved to be a very favorable investment environment, as the following highlights show:

FIRST PRIORITY TREASURY MONEY MARKET FUND

As a convenient, conservative way that investors can earn daily income on their ready cash, this Fund's portfolio of U.S. Treasury money market securities paid dividends of $0.05 per share during the twelve-month period. The Fund's net assets grew by approximately 28% to reach $138.3 million.+

FIRST PRIORITY LIMITED MATURITY GOVERNMENT FUND

Managed to pursue income with relatively low volatility, the Fund invests in a diversified portfolio of limited maturity U.S. Treasury notes, U.S. government agency securities and investment-grade corporate bonds. This investment combination rewarded shareholders with $0.51 per share in income over the twelve-month period, and a share price that grew from $9.60 to $10.04. The Fund delivered a total return of 10.12%*, or 7.87%* reflecting the sales charge, for the year ended November 30, 1995. The Fund's net assets stood at $63.1 million at the end of the period.

FIRST PRIORITY FIXED INCOME FUND

The Fund's portfolio of U.S. government bonds and investment-grade corporate bonds produced $0.52 per share in income over the twelve-month period, while its share price grew from $9.46 to $10.34. This income and growth combined to deliver a total return of 15.37%*, or 13.10%* reflecting the Fund's sales charge for the year ended November 30, 1995. The Fund ended the period with $160.3 million in net assets.

+Although Money Market funds seek to maintain a share value of $1.00, there is no guarantee that they will do so. An investment in the Fund is neither insured nor guaranteed by the U.S. government.

*Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.


--------------------------------------------------------------------------------

FIRST PRIORITY EQUITY FUND

The Fund's diversified portfolio of high-quality stocks delivered a strong total return of 23.01%*, or 20.57%* taking into account the Fund's sales charge. The Fund's share price rose $1.74 from the first day to the last day of the period. For the year ended November 30, 1995 dividends paid to shareholders were $0.21 per share while capital gains amounted to $0.33 per share. At the end of the period, Fund net assets stood at $154.3 million.

FIRST PRIORITY EQUITY INCOME FUND

The Fund's diversified portfolio consists of high-quality stocks selected for their potential to pay regular dividends. Since the Fund began operation on December 19, 1994 through November 30, 1995, it delivered a strong total return of 24.14%*, or 21.71%* taking into account the sales charge. The Fund's share price rose more than 20% from the first day to the last day of the period. Shareholders received $0.34 per share in dividends. Fund net assets reached $45.4 million.

FIRST PRIORITY BALANCED FUND

For a balanced investment approach, the Fund invests in a combination of high-quality stocks and investment-grade corporate bonds and government bonds. This approach produced a total return of 18.50%* since the Fund began operation on December 19, 1994 through November 30, 1995, or 16.18%* taking into account the sales charge. The Fund's share price rose $1.46 from the first day to the last day of the period. Shareholders received $0.36 per share in dividends. Fund net assets grew to $51.2 million.
Thank you for pursuing your financial goals through the First Priority Funds. We hope you are pleased with your progress. As we begin a new year, we look forward to keeping you up to date on your investment, and we renew our commitment to bring you the highest level of service possible.

Sincerely,

Edward C. Gonzales
President
January 15, 1996

*Performance quoted represents past performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.



FIRST PRIORITY LIMITED MATURITY GOVERNMENT FUND
--------------------------------------------------------------------------------

             ANNUAL REPORT FOR FISCAL YEAR ENDED NOVEMBER 30, 1995 MANAGEMENT DISCUSSION AND ANALYSIS

     ---------------------------------------------------------------------------

          During the fiscal year ended November 30, 1995, the First Priority Limited Maturity Government Fund (the "Fund") produced a total return of 10.12%*, on a net asset value basis. The Fund's return is measured against the Lipper Short U.S. Government Index** which returned 10.88%. We compare our performance to this index because the Fund will normally invest at least 65% of the value of total assets in U.S. government securities which should closely track the U.S. government allocation in the Lipper index. The balance of the Fund assets may comprise corporate bonds, mortgage-backed securities, asset-backed securities, bank instruments, repurchase agreements, and securities of other investment companies. The Fund's dollar-weighted average portfolio maturing will normally fluctuate between 2-5 years.
          During the year, the Fund was positively impacted by the purchase of high yielding government and corporate notes which subsequently appreciated in price due to gradual decrease in interest rates. Continued sluggish economic growth coupled with low inflation reports have provided the impetus for a steady decrease in interest rates this year enhancing fixed income values.
          We believe that rate decreases by the Federal Reserve Board in 1996 are a distinct possibility thus providing a positive influence to fixed income instruments.
          The Fund's policy will be to monitor yield levels and use any upticks in interest rates as purchase opportunities.

      * Performance quoted represents past performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     ** The Lipper Short U.S. Government Index Average is a compilation of a specified category of mutual fund returns reported to Lipper Analytical Services Inc. Actual investments may not be made in an index.


FIRST PRIORITY LIMITED MATURITY GOVERNMENT FUND
--------------------------------------------------------------------------------

 GROWTH OF $10,000 INVESTED IN FIRST PRIORITY LIMITED MATURITY GOVERNMENT FUND

    The graph below illustrates the hypothetical investment of $10,000 in the First Priority Limited Maturity Government Fund (the "Fund") from December 12, 1993 (start of performance) to November 30, 1995, compared to the Merrill Lynch 1-5 Year Government/Corporate Indexand the Lipper Short U.S. Government Index.+

GRAPHIC REPRESENTATION OMITTED.  SEE APPENDIX.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

*Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 2% ($10,000 investment minus $200 sales charge = $9,800). The Fund's performance assumes the reinvestment of all dividends and distributions. The Merrill Lynch 1-5 Year Government/Corporate Index and the Lipper Short U.S. Government Index have been adjusted to reflect reinvestment of dividends on securities in the index. The current maximum sales charge is 3.50%.

Note: The Merrill Lynch 1-5 Year Government/Corporate Index is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund's performance.

+The Lipper Short U.S. Government Index Average is a compilation of a specified category of mutual fund total returns reported to Lipper Analytical Services, Inc. Each fund is reported net of sales loads, expenses, or other fees that the SEC requires to be reflected in a fund's performance.


FIRST PRIORITY FIXED INCOME FUND
--------------------------------------------------------------------------------

             ANNUAL REPORT FOR FISCAL YEAR ENDED NOVEMBER 30, 1995
     MANAGEMENT DISCUSSION AND ANALYSIS
     ---------------------------------------------------------------------------

          For the twelve months ended November 30, 1995, the First Priority Fixed Income Fund (the "Fund") returned 15.37%* on a net asset value basis. This compares to the performance of the Lipper Intermediate U.S. Government Index of 13.88%** and also compares to the Merrill Lynch 1 to 10 Year Treasury Index*** return of 13.87%. We compare our performance to these indices because we typically use a high proportion of U.S. Treasury and agency issues in our portfolios with approximately 20% high quality corporate bonds. We defined ourselves as intermediate fixed income managers, since we typically do not buy bonds with a maturity in excess of 15 years. We currently use a different benchmark than we did in 1994, the Lipper Intermediate U.S. Government Index (the "Lipper Index"). The Lipper Index represents managed funds so that we are comparing ourselves with other managers that are also making investment decisions in the same risk and reward environment, with tangible fees and expenses. Historically, our returns have had a strong correlation with the Lipper Index in different market environments.
          It is important to recognize that we have adopted conservative accounting policies which call for the amortization of premiums. Historically, in a declining interest rate environment, many securities available to us for purchase have been priced above par value or at a premium. We have chosen to amortize this premium which reduces current yield for the Fund. Investors who purchase a fund primarily based on current yield should examine the quality and maturity of the securities held and the accounting treatment for amortization of premium. The effect of not amortizing premium is to increase the current yield by, in effect, increasing current distributions to investors by returning a portion of their investment or principal.
          During the year, the Fund benefited from a declining interest rate environment, on a total return basis. Economic growth rate for the first half of 1995 was much slower than the last six months of 1994. The result of the slower economy is lower inflation expectations, and certainly inflation has been benign. With the slower economy, demand for credit appears to have peaked in spite of lower interest rates. The Federal Reserve Board (the "Fed") has reversed the tightening policy and begun to ease. The Fed reduced short term rates .25% in July 1995 and another .25% in December 1995. Economic liquidity has improved with a faster growth rate of various measures of money supply.
          Our strategic positioning of the Fund going into the new year is one of cautious optimism. We believe the strong trend of lower interest rates is justifiable with basic economic fundamentals. However, the bond market may be over estimating the good news to continue. We intend to become more aggressive on market set backs, provided current trends stay intact in vital economic areas.

       *Performance quoted represents past performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
      **This performance is the median for a group of managed funds that are historically similar with respect to risk and return characteristics. ***This index is unmanaged and represents a composite of all outstanding
        Treasury issues with remaining maturities from 1 year to 10 years (ex. Flower bonds). Actual investments may not be made in an index.


FIRST PRIORITY FIXED INCOME FUND
--------------------------------------------------------------------------------

         GROWTH OF $10,000 INVESTED IN FIRST PRIORITY FIXED INCOME FUND

    The graph below illustrates the hypothetical investment of $10,000 in the First Priority Fixed Income Fund (the "Fund") from April 20, 1992 (start of performance) to November 30, 1995, compared to the Merrill Lynch 1-10 Year Treasury Index and the Lipper Intermediate U.S. Government Index.+
GRAPHIC REPRESENTATION OMITTED.  SEE APPENDIX.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

*Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 2% ($10,000 investment minus $200 sales charge = $9,800). The Fund's performance assumes the reinvestment of all dividends and distributions. The Merrill Lynch 1-10 Year Treasury Index and the Lipper Intermediate U.S. Government Index have been adjusted to reflect reinvestment of dividends on securities in the index. The current maximum sales charge is 4.75%.

Note: The Merrill Lynch 1-10 Year Treasury Index is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund's performance.

+The Lipper Intermediate U.S. Government Index Average is a compilation of a specified category of mutual fund total returns reported to Lipper Analytical Services, Inc. Each fund is reported net of sales loads, expenses, or other fees that the SEC requires to be reflected in a fund's performance.


FIRST PRIORITY EQUITY FUND
--------------------------------------------------------------------------------

             ANNUAL REPORT FOR FISCAL YEAR ENDED NOVEMBER 30, 1995 MANAGEMENT DISCUSSION AND ANALYSIS

     ---------------------------------------------------------------------------
          The First Priority Equity Fund experienced a successful total return of 23.01%* during the fiscal year ended November 30, 1995. The Standard & Poor's (S&P) 500** had a more successful year, returning 36.93%. As a calendar year, 1995 will likely go down as one of the top ten years in stock market history. With this equity backdrop, it was relatively easy to have positive performance, but we had hoped for a higher return.
          The economic landscape for 1995 showed a number of factors, all of which have been favorable for equity prices. First, interest rates resumed their decline which was interrupted during 1994. Historically, the greatest correlation among economic variables was that of rising stock prices and declining interest rates. Inflation continued to remain under control as well. Corporate profits, in the macro-environment, continued to show solid, but not spectacular, gains. Finally, investors continued to pour billions of dollars into mutual funds.
          Fiscal 1995 proved to be a difficult year for portfolio managers in general, but a good year for investors, meaning that stock returns will be very high by historical standards, but mostly below market returns. The primary reason for this shortfall was due to the narrow focus of the market this year. Of the twelve S&P economic sectors, only three, Consumer Staples, Capital Goods-Technology, and Financials, showed meaningful gains greater than the S&P 500. Two other sectors exceeded the S&P, but are very small parts of the market. This "narrow" focus of the market this year made it difficult to achieve higher returns.
          Looking into 1996, the inflation and interest rate backdrop should continue to be favorable. However, the recent softness of the economy, coupled with the high consumer debt levels could lead to potential disappointments in selected industry profits. Successful investments in 1996 could well be found in companies with more predictable earnings growth and higher yields.

      *Performance quoted represents past performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     **Standard & Poor's Daily Stock Price Index of 500 Common Stocks is a composite index of common stocks in industry, transportation, and financial and public utility companies. The S&P 500 is unmanaged and investments may not be made in an index.


FIRST PRIORITY EQUITY FUND
--------------------------------------------------------------------------------

            GROWTH OF $10,000 INVESTED IN FIRST PRIORITY EQUITY FUND

     The graph below illustrates the hypothetical investment of $10,000 in the First Priority Equity Fund (the "Fund") from April 20, 1992 (start of performance) to November 30, 1995, compared to the Standard & Poor's 500 Index (S&P 500).

GRAPHIC REPRESENTATION OMITTED.  SEE APPENDIX.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

*Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 2% ($10,000 investment minus $200 sales charge = $9,800). The fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index. The current maximum sales charge is 4.75%.

Note: The S&P 500 is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund's performance.


FIRST PRIORITY EQUITY INCOME FUND
--------------------------------------------------------------------------------

             ANNUAL REPORT FOR FISCAL YEAR ENDED NOVEMBER 30, 1995 MANAGEMENT DISCUSSION AND ANALYSIS

     ---------------------------------------------------------------------------

          The Equity Income Fund had a total return of 24.14%* from its inception on December 19, 1994 until November 30, 1995. The Lipper Equity Income Index** returned 27.62% for the twelve months ended November 30, 1995. This index is made up of other funds which attempt to provide growth through exposure to the stock market while also pursuing a higher level of current yield than a regular stock fund.
          The Fund attempts to offer a higher yield than the market by investing a portion of the Fund's assets (currently about 31%) in convertible securities. Convertible securities are corporate bonds or preferred stocks which are convertible into the common stock of the issuing corporation. While the bond or preferred stock will typically pay slightly less current yield than a regular bond or preferred issued by the same corporation, the chance to convert that bond or preferred stock into the common stock of the issuer provides some upside potential. This combination of features gives a convertible security most of the upside potential of a stock while providing some protection against downside risk.
          The Fund's holdings benefited from a very strong stock market during this period. The Standard & Poor's 500 returned 36.93% for the twelve months ended November 30, 1995. Financial stocks and technology stocks have been the best performing equities for this period. The Fund has benefited from its holdings in these industries. The bond market has also been very strong during this period. This has helped the Fund's convertible holdings to have very good returns.
          Going forward, we plan to lower the percentage of the Fund's holdings which is invested in convertible securities. We believe that the stock and bond markets will not be as favorable towards convertibles in the coming twelve months as they have been in the past twelve months. We hope to maintain the Fund's current yield at a higher-than-average level by holding stocks which pay dividends which are above the market's average.

     *Performance quoted represents past performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

    **The Lipper Equity Income Index Average is a compilation of a specified category of mutual fund total returns reported to Lipper Analytical Services, Inc. Actual investments may not be made in an index.


FIRST PRIORITY EQUITY INCOME FUND
--------------------------------------------------------------------------------

        GROWTH OF $10,000 INVESTED IN FIRST PRIORITY EQUITY INCOME FUND

    The graph below illustrates the hypothetical investment of $10,000 in the First Priority Equity Income Fund (the "Fund") from December 19, 1994 (start of performance) to November 30, 1995, compared to the Standard & Poor's--BARRA Value Index (S&P--Barra Value Index) and the Lipper Equity Income Index.+

GRAPHIC REPRESENTATION OMITTED.  SEE APPENDIX.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.
*Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 2% ($10,000 investment minus $200 sales charge = $9,800). The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P-BARRA Value Index and the Lipper Equity Income Index have been adjusted to reflect reinvestment of dividends on securities in the index. The current maximum sales charge is 4.75%.

Note: The S&P-BARRA Value Index is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund's performance.

+The Lipper Equity Income Index Average is a compilation of a specified category of mutual fund total returns reported to Lipper Analytical Services, Inc. Each fund is reported net of sales loads, expenses, or other fees that the SEC requires to be reflected in a fund's performance.


FIRST PRIORITY BALANCED FUND
--------------------------------------------------------------------------------

             ANNUAL REPORT FOR FISCAL YEAR ENDED NOVEMBER 30, 1995 MANAGEMENT DISCUSSION AND ANALYSIS

     ---------------------------------------------------------------------------

          The First Priority Balanced Fund had a total return of 18.50%* since inception compared to 23.94% for the Lipper Balanced Index. The Fund was favorably impacted by rising stock and bond prices, which represents the best of both worlds for investors who employ a balanced approach in their portfolios. The primary reasons for rising stock and bond prices were low inflation, steady economic growth, rising corporate profits and a reduction in interest rates by the Federal Reserve Board (The "Fed").
          While stocks and bonds rose during the year, stocks delivered a much higher return to investors. The Standard & Poor's 500 (the "S&P 500 ") had a return of 36.93%, while intermediate term high quality bonds, as represented by the Merrill Lynch 1-10 Year Treasury Index**, returned 13.87%.
          While the past year was an excellent one for stocks in general, the 36.93% return for the S&P 500 is somewhat misleading because the advance was relatively narrow in focus. Three of the twelve S&P 500 industry groups--consumer staples, finance and capital goods/technology significantly outperformed the broader market. Four other sectors--consumer cyclicals, capital goods, energy and basic industries significantly underperformed the broader market.
          The bond market reversed its course after a poor 1994 and rewarded investors all along the maturity range. Low inflation and Fed actions led to price appreciation and longer maturity bonds outperformed shorter maturity notes and bills.
          Looking forward we expect 1996 to be a rewarding year for investors. We expect inflation to remain low, the economy should continue to expand, although at a slower rate than 1995, corporate profits should continue to rise and interest rates should be flat to down.

      *Performance quoted represents past performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

     **The Merrill Lynch 1-10 Year Treasury Index is comprised of the most recently issued 2-year U.S. Treasury notes. The Merrill Lynch Index is unmanaged and investments may not be made in an index.


FIRST PRIORITY BALANCED FUND
--------------------------------------------------------------------------------

           GROWTH OF $10,000 INVESTED IN FIRST PRIORITY BALANCED FUND

    The graph below illustrates the hypothetical investment of $10,000 in the First Priority Balanced Fund (the "Fund") from December 19, 1994 (start of performance) to November 30, 1995, compared to the Standard & Poor's 500 (S&P
500)/Lehman Brothers Government/Corporate Index+ and the Lipper Balanced Index..

GRAPHIC REPRESENTATION OMITTED.  SEE APPENDIX.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.
*Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 2% ($10,000 investment minus $200 sales charge = $9,800). The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P Lehman Government/Corporate Index and the Lipper Balanced Index have been adjusted to reflect reinvestment of dividends on securities in the indices. The current maximum sales charge is 4.75%.
Note: The S&P 500/Lehman Government/Corporate Index is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund's performance.
  The S&P 500/Lehman Brothers Government/Corporate Index (the "Index") is a weighted index that combines components of the S&P 500 and the Lehman Brothers Government/Corporate Indices. Figures shown for the Index assume a constant weighting of 50% S&P 500 Index and 50% Lehman Brothers Government/Corporate Index throughout the period. Although the Fund's allocation between equity and debt instruments will vary, the Fund's allocation on November 30, 1995, as indicated in the Fund's financial statements, was 44.2% in equities, 51.7% in debt instruments and the remainder in short-term liquid investments.
The Lipper Balanced Index Average is a compilation of a specified category of mutual fund total returns reported to Lipper Analytical Services, Inc. Each fund is reported net of sales loads, expenses, or other fees that the SEC requires to be reflected in a fund's performance.




                       THIS PAGE INTENTIONALLY LEFT BLANK


FIRST PRIORITY FUNDS
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                    NET REALIZED                                  DISTRIBUTIONS
                                                         AND                     DISTRIBUTIONS   TO SHAREHOLDERS   DISTRIBUTIONS
                         NET ASSET                   UNREALIZED                 TO SHAREHOLDERS     FROM NET      TO SHAREHOLDERS
                          VALUE,          NET        GAIN/(LOSS)   TOTAL FROM      FROM NET       REALIZED GAIN    IN EXCESS OF
 YEAR ENDED NOVEMBER     BEGINNING    INVESTMENT         ON        INVESTMENT     INVESTMENT      ON INVESTMENT   NET INVESTMENT
         30,             OF PERIOD      INCOME       INVESTMENTS   OPERATIONS       INCOME        TRANSACTIONS        INCOME
---------------------------------------------------------------------------------------------------------------------------------
TREASURY MONEY MARKET FUND
TRUST SHARES
1992(a)                       1.00          0.02         --              0.02          (0.02)          --              --
1993                          1.00          0.03        --               0.03          (0.03)          --              --
1994                          1.00          0.04        --               0.04          (0.04)          --              --
1995                          1.00          0.05        --               0.05          (0.05)          --              --

TREASURY MONEY MARKET FUND
INVESTMENT SHARES
1992(a)                       1.00          0.01         --              0.01          (0.01)          --              --
1993                          1.00          0.02        --               0.02          (0.02)          --              --
1994                          1.00          0.03        --               0.03          (0.03)          --              --
1995                          1.00          0.04        --               0.04          (0.04)          --              --
LIMITED MATURITY GOVERNMENT FUND
1994(b)                      10.00          0.42          (0.40)         0.02          (0.42)          --              --
1995                          9.60          0.51           0.44          0.95          (0.51)          --              --
FIXED INCOME FUND
TRUST SHARES
1992(c)                       9.90          0.38           0.37          0.75          (0.38)          --              --
1993                         10.27          0.51           0.50          1.01          (0.51)        (0.10)            --
1994                         10.67          0.54          (1.01)        (0.47)         (0.53)        (0.20)       (0.01)(h)
1995(d)                       9.46          0.09           0.11          0.20          (0.09)          --              --
FIXED INCOME FUND
INVESTMENT SHARES
1992(c)                       9.90          0.37           0.37          0.74          (0.37)          --              --
1993                         10.27          0.48           0.50          0.98          (0.48)        (0.10)            --
1994                         10.67          0.51          (1.01)        (0.50)         (0.50)        (0.20)       (0.01)(h)
1995                          9.46          0.52           0.90          1.42          (0.54)          --              --


(a) Reflects operations for the period from April 14, 1992 (date of initial public investment) to November 30, 1992.
(b) Reflects operations for the period from December 12, 1993 (date of initial public investment) to November 30, 1994.
(c) Reflects operations for the period from April 20, 1992 (date of initial public investment) to November 30, 1992.
(d) Reflects operations for the two month period ended January 31, 1995. Prior to February 1, 1995, Fixed Income Fund and Equity Fund were offered in two classes of shares: Trust Shares and Investment Shares. On February 1, 1995, all outstanding Trust Shares of Fixed Income Fund and Equity Fund were converted to Investment Shares and these Funds no longer offer Trust Shares.
(e) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.
(f) Computed on an annualized basis.
(g) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
(h) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.


--------------------------------------------------------------------------------

                                               RATIOS TO AVERAGE NET ASSETS         NET ASSETS,
                NET ASSET                                  NET                        END OF
    TOTAL      VALUE, END      TOTAL                   INVESTMENT       EXPENSE      PERIOD (000    PORTFOLIO
DISTRIBUTIONS   OF PERIOD   RETURN (E)    EXPENSES       INCOME       WAIVER (G)      OMITTED)    TURNOVER RATE
--------------------------------------------------------------------------------------------------------------

      (0.02)         1.00         2.06%        0.29%(f)      3.20%(f)       0.53%(f) $ 86,616       --
      (0.03)         1.00         2.75%        0.38%         2.72%          0.46%    $ 88,510       --
      (0.04)         1.00         3.59%        0.32%         3.49%          0.50%    $ 91,008       --
      (0.05)         1.00         5.48%        0.33%         5.35%          0.50%    $109,368       --
      (0.01)         1.00         1.83%        0.74%(f)      2.58%(f)       0.53%(f) $ 23,578       --
      (0.02)         1.00         2.34%        0.78%         2.33%          0.46%    $ 23,795       --
      (0.03)         1.00         3.18%        0.72%         3.09%          0.50%    $ 16,571       --
      (0.04)         1.00         5.06%        0.73%         4.98%          0.50%    $ 28,930       --
      (0.42)         9.60         0.19%        0.38%(f)      4.45%(f)       0.70%(f) $ 48,526           3%
      (0.51)        10.04        10.12%        0.61%         5.26%          0.49%    $ 63,078          26%
      (0.38)        10.27         7.66%        0.77%(f)        6.02%(f)     0.29%(f) $ 96,354          44%
      (0.61)        10.67        10.14%        0.84%           4.80%        0.25%    $169,881          83%
      (0.74)         9.46        (4.55%)       0.79%           5.44%        0.25%    $153,289          24%
      (0.09)         9.57         2.11%        0.82%(f)        5.79%(f)     0.25%(f)     --          --
      (0.37)        10.27         7.48%        1.07%(f)      5.33%(f)       0.29%(f) $  5,457          44%
      (0.58)        10.67         9.81%        1.14%         4.40%          0.25%    $ 12,519          83%
      (0.71)         9.46        (4.83%)       1.09%         5.14%          0.25%    $  9,645          24%
      (0.54)        10.34        15.37%        1.02%         5.25%        --         $160,286           45%



FIRST PRIORITY FUNDS
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                    NET REALIZED                                  DISTRIBUTIONS
                                                         AND                     DISTRIBUTIONS   TO SHAREHOLDERS
                         NET ASSET                   UNREALIZED                 TO SHAREHOLDERS     FROM NET
                          VALUE,          NET        GAIN/(LOSS)   TOTAL FROM      FROM NET       REALIZED GAIN
 YEAR ENDED NOVEMBER     BEGINNING    INVESTMENT         ON        INVESTMENT     INVESTMENT      ON INVESTMENT
         30,             OF PERIOD      INCOME       INVESTMENTS   OPERATIONS       INCOME        TRANSACTIONS
----------------------------------------------------------------------------------------------------------------
EQUITY FUND
TRUST SHARES
1992(a)                       9.86          0.14           0.77          0.91          (0.11)          --
1993                         10.66          0.18          (0.03)         0.15          (0.18)           (0.12)
1994                         10.51          0.25          (0.10)         0.15          (0.23)           (0.07)
1995(b)                      10.36          0.08           0.02          0.10          (0.08)           (0.33)

EQUITY FUND
INVESTMENT SHARES
1992(a)                       9.86          0.10           0.79          0.89          (0.09)          --
1993                         10.66          0.16          (0.04)         0.12          (0.15)           (0.12)
1994                         10.51          0.21          (0.09)         0.12          (0.20)           (0.07)
1995                         10.36          0.18           2.10          2.28          (0.21)           (0.33)
EQUITY INCOME FUND
1995(c)                      10.00          0.40           1.98          2.38          (0.34)          --
BALANCED FUND
1995(c)                      10.00          0.44           1.38          1.82          (0.36)          --


(a) Reflects operations for the period from April 20, 1992 (date of initial public investment) to November 30, 1992.
(b) Reflects operations for the two month period ended January 31, 1995. Prior to February 1, 1995, Fixed Income Fund and Equity Fund were offered in two classes of shares: Trust Shares and Investment Shares. On February 1, 1995, all outstanding Trust Shares of Fixed Income Fund and Equity Fund were converted to Investment Shares and these Funds no longer offer Trust Shares.
(c) Reflects operations for the period from December 19, 1994 (date of initial public investment) to November 30, 1995.
(d) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.


--------------------------------------------------------------------------------

                                               RATIOS TO AVERAGE NET ASSETS           NET ASSETS,
                NET ASSET                                  NET                          END OF
    TOTAL      VALUE, END      TOTAL                   INVESTMENT       EXPENSE       PERIOD (000    PORTFOLIO
DISTRIBUTIONS   OF PERIOD   RETURN (D)    EXPENSES       INCOME       WAIVER (F)       OMITTED)    TURNOVER RATE
--------------------------------------------------------------------------------------------------------------

      (0.11)        10.66         9.28%        0.76%(e)      2.28%(e)        0.35%(e) $102,822          30%
      (0.30)        10.51         1.43%        0.84%         1.85%           0.30%    $154,185          74%
      (0.30)        10.36         1.42%        0.79%         2.32%           0.30%    $143,876          66%
      (0.41)        10.05         1.00%        0.83%(e)      2.76%(e)        0.30%(e)     --           --
      (0.09)        10.66         9.14%        1.07%(e)      1.85%(e)       0.35%(e)  $  3,132          30%
      (0.27)        10.51         1.13%        1.14%         1.59%          0.30%     $  7,004          74%
      (0.27)        10.36         1.11%        1.09%         2.02%          0.30%     $  6,131          66%
      (0.54)        12.10        23.01%        1.03%         1.61%          0.05%     $154,297         110%
      (0.34)        12.04        24.14%        0.69%(e)      3.93%(e)       0.55%(e)  $ 45,424          76%
      (0.36)        11.46        18.50%        0.61%(e)        4.34%(e)     0.56%(e)  $ 51,197          49%




FIRST PRIORITY TREASURY MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1995
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT
  OR SHARES                                                                                            VALUE
--------------  ---------------------------------------------------------------------------------  --------------

UNITED STATES TREASURY OBLIGATIONS--90.9%
-------------------------------------------------------------------------------------------------
                U.S. TREASURY BILLS--76.5%
                ---------------------------------------------------------------------------------
$  107,000,000  12/7/1995-5/2/1996                                                                 $  105,785,905
                ---------------------------------------------------------------------------------
                U.S. TREASURY NOTES--14.4%
                ---------------------------------------------------------------------------------
    20,000,000  4.00%-9.25%, 1/15/1996-2/29/1996                                                       19,990,684
                ---------------------------------------------------------------------------------  --------------
                TOTAL UNITED STATES TREASURY OBLIGATIONS (AT AMORTIZED COST)                          125,776,589
                ---------------------------------------------------------------------------------  --------------

MUTUAL FUND SHARES--9.1%
-------------------------------------------------------------------------------------------------

     4,492,268  Dreyfus Treasury Prime Cash Management                                                  4,492,268
                ---------------------------------------------------------------------------------

     4,277,630  Franklin U.S. Treasury Money Market Portfolio                                           4,277,630
                ---------------------------------------------------------------------------------

     3,793,975  Goldman Sachs I.L.A. Treasury Portfolio                                                 3,793,975
                ---------------------------------------------------------------------------------  --------------
                TOTAL MUTUAL FUND SHARES (AT NET ASSET VALUE)                                          12,563,873
                ---------------------------------------------------------------------------------  --------------

                TOTAL INVESTMENTS (AT AMORTIZED COST AND VALUE)(A)                                 $  138,340,462
                ---------------------------------------------------------------------------------  --------------


(a) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($138,297,573) at November 30, 1995.

(See Notes which are an integral part of the Financial Statements)


FIRST PRIORITY LIMITED MATURITY GOVERNMENT FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1995
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                                                                VALUE
------------  -------------------------------------------------------------------------------------  -------------
CORPORATE BONDS--17.0%
---------------------------------------------------------------------------------------------------
              BANKING--1.6%
              -------------------------------------------------------------------------------------
$    500,000  BankAmerica Corporation, 7.125%, 5/12/2005                                             $     523,050
              -------------------------------------------------------------------------------------
     500,000  Barnett Banks, Inc., 6.25%, 7/28/1998                                                        504,670
              -------------------------------------------------------------------------------------  -------------
              Total                                                                                      1,027,720
              -------------------------------------------------------------------------------------  -------------
              BASIC INDUSTRY--0.8%
              -------------------------------------------------------------------------------------
     500,000  WMX Technologies, 4.875%, 6/15/1996                                                          497,990
              -------------------------------------------------------------------------------------  -------------
              BEVERAGES--1.7%
              -------------------------------------------------------------------------------------
     500,000  PepsiCo, Inc., 6.80%, 5/15/2000                                                              518,620
              -------------------------------------------------------------------------------------
     500,000  PepsiCo, Inc., 7.48%, 4/27/2002                                                              529,170
              -------------------------------------------------------------------------------------  -------------
              Total                                                                                      1,047,790
              -------------------------------------------------------------------------------------  -------------
              FINANCE-AUTOMOTIVE--1.6%
              -------------------------------------------------------------------------------------
     500,000  Ford Motor Credit Corporation, 5.15%, 3/15/1996                                              500,135
              -------------------------------------------------------------------------------------
     500,000  Ford Motor Credit Corporation, 5.625%, 1/15/1999                                             496,070
              -------------------------------------------------------------------------------------  -------------
              Total                                                                                        996,205
              -------------------------------------------------------------------------------------  -------------
              FINANCE-COMMERCIAL--2.4%
              -------------------------------------------------------------------------------------
     500,000  American Express Credit Corporation, 6.75%, 6/1/2001                                         517,280
              -------------------------------------------------------------------------------------
     500,000  Associates Corp. of North America, 4.50%, 2/15/1996                                          498,970
              -------------------------------------------------------------------------------------
     500,000  Norwest Corporation, 7.68%, 5/10/2002                                                        519,920
              -------------------------------------------------------------------------------------  -------------
              Total                                                                                      1,536,170
              -------------------------------------------------------------------------------------  -------------
              NATURAL GAS--0.9%
              -------------------------------------------------------------------------------------
     500,000  Consolidated Natural Gas Co., 7.375%, 4/1/2005                                               538,390
              -------------------------------------------------------------------------------------  -------------
              PHARMACEUTICAL--1.6%
              -------------------------------------------------------------------------------------
     500,000  SmithKline Beecham PLC, 5.25%, 1/26/1996                                                     499,800
              -------------------------------------------------------------------------------------
     500,000  SmithKline Beecham Corp., 7.125%, 5/1/2002                                                   527,755
              -------------------------------------------------------------------------------------  -------------
              Total                                                                                      1,027,555
              -------------------------------------------------------------------------------------  -------------



FIRST PRIORITY LIMITED MATURITY GOVERNMENT FUND
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                                                                VALUE
------------  -------------------------------------------------------------------------------------  -------------
CORPORATE BONDS--CONTINUED
---------------------------------------------------------------------------------------------------
              RETAIL--2.4%
              -------------------------------------------------------------------------------------
$    500,000  Dayton Hudson Corp., 4.65%, 3/11/1996                                                  $     498,720
              -------------------------------------------------------------------------------------
     500,000  J.C. Penney, Inc., 6.375%, 9/15/2000                                                         505,440
              -------------------------------------------------------------------------------------
     500,000  Wal-Mart Stores, 6.75%, 5/15/2002                                                            519,040
              -------------------------------------------------------------------------------------  -------------
              Total                                                                                      1,523,200
              -------------------------------------------------------------------------------------  -------------
              TELECOMMUNICATIONS--4.0%
              -------------------------------------------------------------------------------------
     500,000  AT&T Corp., 4.50%, 2/15/1996                                                                 498,920
              -------------------------------------------------------------------------------------
   1,000,000  AT&T Corp., 8.20%, 2/15/2005                                                               1,077,490
              -------------------------------------------------------------------------------------
   1,000,000  Illinois Bell Telephone Co., 5.80%, 2/1/2004                                                 977,750
              -------------------------------------------------------------------------------------  -------------
              Total                                                                                      2,554,160
              -------------------------------------------------------------------------------------  -------------
              TOTAL CORPORATE BONDS (IDENTIFIED COST $10,491,850)                                       10,749,180
              -------------------------------------------------------------------------------------  -------------
U.S. GOVERNMENT AGENCIES--22.0%
---------------------------------------------------------------------------------------------------
              FEDERAL FARM CREDIT BANK--1.6%
              -------------------------------------------------------------------------------------
     500,000  6.25%, 7/15/1997                                                                             500,435
              -------------------------------------------------------------------------------------
     500,000  6.96%, 6/6/2000                                                                              502,625
              -------------------------------------------------------------------------------------  -------------
              Total                                                                                      1,003,060
              -------------------------------------------------------------------------------------  -------------
              FEDERAL HOME LOAN BANK--6.3%
              -------------------------------------------------------------------------------------
   1,000,000  6.16%, 1/21/2004                                                                             977,150
              -------------------------------------------------------------------------------------
     500,000  6.375%, 6/22/2000                                                                            506,640
              -------------------------------------------------------------------------------------
     500,000  6.375%, 12/4/2002                                                                            500,000
              -------------------------------------------------------------------------------------
     500,000  6.54%, 7/10/2000                                                                             503,475
              -------------------------------------------------------------------------------------
     500,000  6.75%, 11/17/2005                                                                            502,345
              -------------------------------------------------------------------------------------
     500,000  6.83%, 6/8/1998                                                                              500,625
              -------------------------------------------------------------------------------------
     500,000  8.42%, 3/1/2002                                                                              503,020
              -------------------------------------------------------------------------------------  -------------
              Total                                                                                      3,993,255
              -------------------------------------------------------------------------------------  -------------
              FEDERAL HOME LOAN MORTGAGE CORP.--5.6%
              -------------------------------------------------------------------------------------
   1,000,000  4.75%, 2/2/1999                                                                              990,950
              -------------------------------------------------------------------------------------
   1,000,000  6.27%, 1/27/2004                                                                             983,240
              -------------------------------------------------------------------------------------



FIRST PRIORITY LIMITED MATURITY GOVERNMENT FUND
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                                                                VALUE
------------  -------------------------------------------------------------------------------------  -------------
U.S. GOVERNMENT AGENCIES--CONTINUED
---------------------------------------------------------------------------------------------------
              FEDERAL HOME LOAN MORTGAGE CORP.--CONTINUED
              -------------------------------------------------------------------------------------
$    500,000  7.60%, 5/12/2005                                                                       $     516,050
              -------------------------------------------------------------------------------------
   1,000,000  8.28%, 3/15/2005                                                                           1,047,650
              -------------------------------------------------------------------------------------  -------------
              Total                                                                                      3,537,890
              -------------------------------------------------------------------------------------  -------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION--6.9%
              -------------------------------------------------------------------------------------
     500,000  5.12%, 1/22/1999                                                                             490,320
              -------------------------------------------------------------------------------------
   1,000,000  6.28%, 2/3/2004                                                                              986,350
              -------------------------------------------------------------------------------------
     500,000  6.40%, 1/13/2004                                                                             494,475
              -------------------------------------------------------------------------------------
     500,000  6.80%, 9/30/2002                                                                             503,615
              -------------------------------------------------------------------------------------
     300,000  7.02%, 11/3/2005                                                                             302,445
              -------------------------------------------------------------------------------------
     500,000  7.05%, 10/20/2005                                                                            500,990
              -------------------------------------------------------------------------------------
     500,000  7.30%, 4/17/2000                                                                             515,830
              -------------------------------------------------------------------------------------
     500,000  8.32%, 3/2/2005                                                                              524,480
              -------------------------------------------------------------------------------------  -------------
              Total                                                                                      4,318,505
              -------------------------------------------------------------------------------------  -------------
              STUDENT LOAN MARKETING ASSOCIATION--1.6%
              -------------------------------------------------------------------------------------
     500,000  7.00%, 6/21/2000                                                                             502,975
              -------------------------------------------------------------------------------------
     500,000  7.67%, 3/8/2000                                                                              511,240
              -------------------------------------------------------------------------------------  -------------
              Total                                                                                      1,014,215
              -------------------------------------------------------------------------------------  -------------
              TOTAL U.S. GOVERNMENT AGENCIES (IDENTIFIED COST $13,781,954)                              13,866,925
              -------------------------------------------------------------------------------------  -------------
U.S. TREASURY NOTES--56.9%
---------------------------------------------------------------------------------------------------
   1,000,000  5.125%, 3/31/1996                                                                            998,990
              -------------------------------------------------------------------------------------
   2,500,000  5.50%, 4/30/1996                                                                           2,500,975
              -------------------------------------------------------------------------------------
   1,000,000  4.25%, 5/15/1996                                                                             994,720
              -------------------------------------------------------------------------------------
   1,000,000  5.875%, 5/31/1996                                                                          1,002,050
              -------------------------------------------------------------------------------------
   1,000,000  6.00%, 6/30/1996                                                                           1,003,300
              -------------------------------------------------------------------------------------
   1,500,000  6.125%, 7/31/1996                                                                          1,506,630
              -------------------------------------------------------------------------------------
   1,000,000  4.375%, 8/15/1996                                                                            992,820
              -------------------------------------------------------------------------------------
   1,000,000  6.25%, 8/31/1996                                                                           1,005,550
              -------------------------------------------------------------------------------------



FIRST PRIORITY LIMITED MATURITY GOVERNMENT FUND
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT                                                                                                VALUE
------------  -------------------------------------------------------------------------------------  -------------
U.S. TREASURY NOTES--CONTINUED
---------------------------------------------------------------------------------------------------
$  1,500,000  6.50%, 9/30/1996                                                                       $   1,512,885
              -------------------------------------------------------------------------------------
   1,500,000  6.875%, 10/31/1996                                                                         1,519,305
              -------------------------------------------------------------------------------------
   1,500,000  4.375%, 11/15/1996                                                                         1,486,260
              -------------------------------------------------------------------------------------
     500,000  7.25%, 11/30/1996                                                                            508,855
              -------------------------------------------------------------------------------------
     500,000  7.50%, 12/31/1996                                                                            511,110
              -------------------------------------------------------------------------------------
     500,000  7.50%, 1/31/1997                                                                             511,765
              -------------------------------------------------------------------------------------
     500,000  5.625%, 6/30/1997                                                                            501,875
              -------------------------------------------------------------------------------------
     500,000  5.875%, 7/31/1997                                                                            503,900
              -------------------------------------------------------------------------------------
   1,000,000  6.5%, 8/15/1997                                                                            1,017,990
              -------------------------------------------------------------------------------------
     500,000  6.00%, 8/31/1997                                                                             504,955
              -------------------------------------------------------------------------------------
     500,000  5.75%, 9/30/1997                                                                             503,355
              -------------------------------------------------------------------------------------
     500,000  5.625%, 10/31/1997                                                                           502,500
              -------------------------------------------------------------------------------------
   2,000,000  7.375%, 11/15/1997                                                                         2,072,680
              -------------------------------------------------------------------------------------
     500,000  5.375%, 11/30/1997                                                                           500,390
              -------------------------------------------------------------------------------------
     500,000  7.25%, 2/15/1998                                                                             518,895
              -------------------------------------------------------------------------------------
     500,000  5.875%, 8/15/1998                                                                            505,860
              -------------------------------------------------------------------------------------
     500,000  5.50%, 11/15/1998                                                                            501,415
              -------------------------------------------------------------------------------------
   1,000,000  5.125%, 11/30/1998                                                                           991,690
              -------------------------------------------------------------------------------------
   1,500,000  5.125%, 12/31/1998                                                                         1,486,710
              -------------------------------------------------------------------------------------
   1,000,000  5.00%, 1/31/1999                                                                             986,810
              -------------------------------------------------------------------------------------
   1,000,000  6.875%, 3/31/2000                                                                          1,051,480
              -------------------------------------------------------------------------------------
     500,000  5.50%, 4/15/2000                                                                             500,560
              -------------------------------------------------------------------------------------
     500,000  6.75%, 4/30/2000                                                                             523,505
              -------------------------------------------------------------------------------------
     500,000  6.25%, 5/31/2000                                                                             514,210
              -------------------------------------------------------------------------------------
   1,000,000  5.875%, 6/30/2000                                                                          1,014,250
              -------------------------------------------------------------------------------------
   1,500,000  6.125%, 7/31/2000                                                                          1,535,310
              -------------------------------------------------------------------------------------
     500,000  6.25%, 8/31/2000                                                                             514,380
              -------------------------------------------------------------------------------------
     500,000  6.125%, 9/30/2000                                                                            511,985
              -------------------------------------------------------------------------------------



FIRST PRIORITY LIMITED MATURITY GOVERNMENT FUND
--------------------------------------------------------------------------------

 PRINCIPAL
   AMOUNT
 OR SHARES                                                                                               VALUE
------------  -------------------------------------------------------------------------------------  -------------
U.S. TREASURY NOTES--CONTINUED
---------------------------------------------------------------------------------------------------
$    500,000  5.75%, 10/31/2000                                                                      $     504,505
              -------------------------------------------------------------------------------------
     500,000  5.625%, 11/30/2000                                                                           502,030
              -------------------------------------------------------------------------------------
   1,000,000  5.75%, 8/15/2003                                                                           1,002,600
              -------------------------------------------------------------------------------------
     500,000  6.50%, 8/15/2005                                                                             526,470
              -------------------------------------------------------------------------------------  -------------
              TOTAL U.S. TREASURY NOTES (IDENTIFIED COST $35,411,666)                                   35,855,525
              -------------------------------------------------------------------------------------  -------------
MUTUAL FUND SHARES--2.1%
---------------------------------------------------------------------------------------------------
     477,623  Franklin U.S. Treasury Money Market Portfolio                                                477,623
              -------------------------------------------------------------------------------------
     876,896  Goldman Sachs I.L.A. Treasury Portfolio                                                      876,896
              -------------------------------------------------------------------------------------  -------------
              TOTAL MUTUAL FUND SHARES (AT NET ASSET VALUE)                                              1,354,519
              -------------------------------------------------------------------------------------  -------------
(A) REPURCHASE AGREEMENT--1.9%
---------------------------------------------------------------------------------------------------
$  1,227,893  HSBC Securities, Inc., 5.87%, dated 11/30/95, due 12/1/1995
              (AT AMORTIZED COST)                                                                        1,227,893
              -------------------------------------------------------------------------------------  -------------
              TOTAL INVESTMENTS (IDENTIFIED COST $62,267,882)(B)                                     $  63,054,042
              -------------------------------------------------------------------------------------  -------------


 (a) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio.

(b) The cost of investments for federal tax purposes amounts to $62,267,882. The net unrealized appreciation of investments on a federal tax basis amounts to $786,160 which is comprised of $935,094 appreciation and $148,934 depreciation at November 30, 1995.

Note: The categories of investments are shown as a percentage of net assets
      ($63,077,839) at November 30, 1995.

(See Notes which are an integral part of the Financial Statements)


FIRST PRIORITY FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1995
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------

CORPORATE BONDS--11.8%
------------------------------------------------------------------------------------------------
               CONSUMER CYCLICAL--0.6%
               ---------------------------------------------------------------------------------
               RETAIL-SPECIALTY
               ---------------------------------------------------------------------------------
$     880,000  Limited, Inc., 9.125%, 2/1/2001                                                    $      982,617
               ---------------------------------------------------------------------------------  --------------
               CONSUMER STAPLE--0.6%
               ---------------------------------------------------------------------------------
               TOBACCO
               ---------------------------------------------------------------------------------
      880,000  Philip Morris Cos., Inc., 9.00%, 1/1/2001                                                 986,894
               ---------------------------------------------------------------------------------  --------------
               DIVERSIFIED--0.6%
               ---------------------------------------------------------------------------------
      880,000  United Technologies Corp., 9.625%, 5/15/1999                                              894,071
               ---------------------------------------------------------------------------------  --------------
               ELECTRICAL EQUIPMENT--1.1%
               ---------------------------------------------------------------------------------
    1,750,000  General Electric Capital Corp., 5.50%, 11/1/2001                                        1,703,800
               ---------------------------------------------------------------------------------  --------------
               ELECTRICAL POWER--1.2%
               ---------------------------------------------------------------------------------
      880,000  Orange & Rockland Utilities, Inc., 9.375%, 3/15/2000                                      984,245
               ---------------------------------------------------------------------------------
      880,000  Virginia Electric & Power, 8.875%, 6/1/1999                                               959,482
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                   1,943,727
               ---------------------------------------------------------------------------------  --------------
               FINANCIAL--7.1%
               ---------------------------------------------------------------------------------
               FINANCE-AUTOMOTIVE
               ---------------------------------------------------------------------------------
      675,000  Ford Motor Credit Corporation, 6.35%, 2/11/1998                                           681,939
               ---------------------------------------------------------------------------------
    2,000,000  General Motors Acceptance Corporation, 8.00%, 10/1/1999                                 2,130,400
               ---------------------------------------------------------------------------------
    1,000,000  General Motors Acceptance Corporation, 7.75%, 1/15/1999                                 1,048,510
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                   3,860,849
               ---------------------------------------------------------------------------------  --------------
               INSURANCE
               ---------------------------------------------------------------------------------
    1,760,000  U.S. Life Corp., 6.75%, 1/15/1998                                                       1,786,365
               ---------------------------------------------------------------------------------  --------------
               SECURITIES
               ---------------------------------------------------------------------------------
    2,000,000  Merrill Lynch & Co., Step-up, 0/8.50%, 1/26/2000                                        2,001,360
               ---------------------------------------------------------------------------------



FIRST PRIORITY FIXED INCOME FUND
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
CORPORATE BONDS--CONTINUED
------------------------------------------------------------------------------------------------
               FINANCIAL--CONTINUED
               ---------------------------------------------------------------------------------
               SECURITIES--CONTINUED
               ---------------------------------------------------------------------------------
$   3,500,000  Goldman Sachs Group, 7.80%, 7/15/2002                                              $    3,718,050**
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                   5,719,410
               ---------------------------------------------------------------------------------  --------------
               Total Financial                                                                        11,366,624
               ---------------------------------------------------------------------------------  --------------
               TRANSPORTATION--0.6%
               ---------------------------------------------------------------------------------
      880,000  Ford Motor Co., 8.875%, 4/1/2006                                                        1,036,174
               ---------------------------------------------------------------------------------  --------------
               TOTAL CORPORATE BONDS (IDENTIFIED COST $18,246,871)                                    18,913,907
               ---------------------------------------------------------------------------------  --------------
U.S. GOVERNMENT AGENCIES--56.9%
------------------------------------------------------------------------------------------------
               FEDERAL HOME LOAN BANK--6.6%
               ---------------------------------------------------------------------------------
    3,000,000  5.00%, 12/28/1998                                                                       2,943,450
               ---------------------------------------------------------------------------------
    5,850,000  5.80% Floating Rate Note*, 11/5/2003                                                    5,616,527
               ---------------------------------------------------------------------------------
    1,000,000  6.00%, 4/14/2004                                                                          999,750
               ---------------------------------------------------------------------------------
    1,000,000  6.50%, 6/7/2004                                                                         1,005,890
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                  10,565,617
               ---------------------------------------------------------------------------------  --------------
               FEDERAL HOME LOAN MORTGAGE CORP.--20.9%
               ---------------------------------------------------------------------------------
    2,640,000  Step-up, 0/5.70%, 2/2/1999                                                              2,616,108
               ---------------------------------------------------------------------------------
    2,000,000  4.90% Floating Rate Note*, 9/1/2003                                                     1,971,580
               ---------------------------------------------------------------------------------
    2,000,000  6.58% Floating Rate Note*, 4/6/2004                                                     2,004,020
               ---------------------------------------------------------------------------------
    1,695,000  8.335%, 3/14/2005                                                                       1,777,784
               ---------------------------------------------------------------------------------
    2,040,833  PC, 1386C, 6.82% Floating Rate Note*, 10/15/2007                                        2,087,344
               ---------------------------------------------------------------------------------
      314,132  PC, 1414F, 6.87% Floating Rate Note*, 11/15/2007                                          320,329
               ---------------------------------------------------------------------------------
    1,075,000  7.55%, 11/27/2007                                                                       1,106,143
               ---------------------------------------------------------------------------------
    6,189,728  PC, 1544L, 5.74% Floating Rate Note*, 7/15/2008                                         5,926,107
               ---------------------------------------------------------------------------------
    4,400,000  PC, 1604FC, 5.34% Floating Rate Note*, 11/15/2008                                       4,107,796
               ---------------------------------------------------------------------------------
    5,000,000  6.0%, 3/15/2009                                                                         4,755,000
               ---------------------------------------------------------------------------------
    2,776,984  Ser. G031, 6.50%, 10/25/2014                                                            2,703,450
               ---------------------------------------------------------------------------------



FIRST PRIORITY FIXED INCOME FUND
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
U.S. GOVERNMENT AGENCIES--CONTINUED
------------------------------------------------------------------------------------------------
               FEDERAL HOME LOAN MORTGAGE CORP.--CONTINUED
               ---------------------------------------------------------------------------------
$   4,250,000  PC, 1403M, 6.50%, 12/15/2021                                                       $    4,139,883
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                  33,515,544
               ---------------------------------------------------------------------------------  --------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION--26.7%
               ---------------------------------------------------------------------------------
    2,000,000  7.3%, 3/25/1998                                                                         2,010,060
               ---------------------------------------------------------------------------------
    2,200,000  REMIC, 1993-G06/J, 7.00%, 12/25/1999                                                    2,262,392
               ---------------------------------------------------------------------------------
    2,703,000  STRIP, PO, 0/8.04%, 10/10/2001                                                          2,577,635
               ---------------------------------------------------------------------------------
    4,400,000  STRIP, PO, 0/7.56%, 12/20/2001                                                          4,151,268
               ---------------------------------------------------------------------------------
    1,750,000  STRIP, PO, 0/7.89%, 3/9/2002                                                            1,633,835
               ---------------------------------------------------------------------------------
    1,750,000  REMIC, 1992-G40/K, 7.00%, 6/25/2002                                                     1,795,220
               ---------------------------------------------------------------------------------
    3,500,000  5.82%, 11/4/2003                                                                        3,386,950
               ---------------------------------------------------------------------------------
    1,250,000  REMIC, 1992-G35/EC, 8.25%, 7/25/2005                                                    1,351,725
               ---------------------------------------------------------------------------------
    2,000,000  7.25%, 9/26/2005                                                                        2,025,240
               ---------------------------------------------------------------------------------
    4,500,000  7.34%, 9/29/2005                                                                        4,569,210
               ---------------------------------------------------------------------------------
    1,900,000  7.125%, 11/7/2005                                                                       1,925,232
               ---------------------------------------------------------------------------------
    1,250,000  1992-209/F, 6.98%, 11/25/2007                                                           1,278,925
               ---------------------------------------------------------------------------------
    3,716,165  REMIC, 1993-G32/J, 6.75%, 5/25/2009                                                     3,758,269
               ---------------------------------------------------------------------------------
    3,541,125  REMIC, 1994-10/KC, 6.50%, 10/25/2010                                                    3,538,398
               ---------------------------------------------------------------------------------
    1,000,000  REMIC, 1992-137, 7.75%, 1/25/2017                                                       1,022,590
               ---------------------------------------------------------------------------------
    5,601,615  REMIC, 1993-202/PH, 6.50%, 2/25/2022                                                    5,564,700
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                  42,851,649
               ---------------------------------------------------------------------------------  --------------
               TENNESSEE VALLEY AUTHORITY--2.7%
               ---------------------------------------------------------------------------------
    4,400,000  6.125%, 7/15/2003                                                                       4,377,340
               ---------------------------------------------------------------------------------  --------------
               TOTAL U.S. GOVERNMENT AGENCIES (IDENTIFIED COST $91,781,053)                           91,310,150
               ---------------------------------------------------------------------------------  --------------
U.S. TREASURY OBLIGATIONS--29.9%
------------------------------------------------------------------------------------------------
               U.S. TREASURY NOTES
               ---------------------------------------------------------------------------------
    6,800,000  STRIP, PO, 11/15/1996                                                                   6,466,391
               ---------------------------------------------------------------------------------
    7,000,000  6.50%, 4/30/1997                                                                        7,106,539
               ---------------------------------------------------------------------------------



FIRST PRIORITY FIXED INCOME FUND
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT
  OR SHARES                                                                                           VALUE
-------------  ---------------------------------------------------------------------------------  --------------
U.S. TREASURY OBLIGATIONS--CONTINUED
------------------------------------------------------------------------------------------------
               U.S. TREASURY NOTES--CONTINUED
               ---------------------------------------------------------------------------------
$   3,500,000  6.375%, 7/15/1999                                                                  $    3,600,520
               ---------------------------------------------------------------------------------
    7,000,000  5.50%, 4/15/2000                                                                        7,007,840
               ---------------------------------------------------------------------------------
    7,000,000  7.50%, 11/15/2001                                                                       7,667,800
               ---------------------------------------------------------------------------------
    7,000,000  7.50%, 5/15/2002                                                                        7,707,840
               ---------------------------------------------------------------------------------
   15,000,000  STRIP, IO, 11/15/2005                                                                   8,378,550
               ---------------------------------------------------------------------------------  --------------
               TOTAL U.S. TREASURY OBLIGATIONS (IDENTIFIED COST $46,959,409)                          47,935,480
               ---------------------------------------------------------------------------------  --------------
MUTUAL FUND SHARES--0.0%
------------------------------------------------------------------------------------------------
       20,933  Franklin U.S. Treasury Money Market Portfolio                                              20,933
               ---------------------------------------------------------------------------------
       22,755  Goldman Sachs I.L.A. Treasury Portfolio                                                    22,755
               ---------------------------------------------------------------------------------  --------------
               TOTAL MUTUAL FUND SHARES (AT NET ASSET VALUE)                                              43,688
               ---------------------------------------------------------------------------------  --------------
(A)REPURCHASE AGREEMENT--0.9%
------------------------------------------------------------------------------------------------
$   1,364,057  HSBC Securities, Inc., 5.87%, dated 11/30/1995, due 12/1/1995 (at amortized cost)       1,364,057
               ---------------------------------------------------------------------------------  --------------
               TOTAL INVESTMENTS (IDENTIFIED COST $158,395,078)(B)                                $  159,567,282
               ---------------------------------------------------------------------------------  --------------


  * Current rate shown.

 ** Restricted Security--Investments in securities not registered under the Securities Act of 1933. At the end of the period, this security amounted to 2.3% of net assets.

(a) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio.

(b) The cost of investments for federal tax purposes amounts to $158,395,078. The net unrealized appreciation of investments on a federal tax basis amounts to $1,172,204 which is comprised of $2,591,173 appreciation and $1,418,969 depreciation at November 30, 1995.

Note: The categories of investments are shown as a percentage of net assets
      ($160,286,031) at November 30, 1995.


FIRST PRIORITY FIXED INCOME FUND
--------------------------------------------------------------------------------

The following abbreviations are used throughout this portfolio:

IO-- Interest Only
PC-- Participation Certificate
PO-- Principal Only
REMIC-- Real Estate Mortgage Investment Conduit
STRIP-- Separate Trading of Registered Interest & Principal of Securities

(See Notes which are an integral part of the Financial Statements)

FIRST PRIORITY EQUITY FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1995
--------------------------------------------------------------------------------

   SHARES                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS--88.7%
------------------------------------------------------------------------------------------------
               CAPITAL GOODS--21.3%
               ---------------------------------------------------------------------------------
               ELECTRICAL
               ---------------------------------------------------------------------------------
      100,000  General Electric Co.                                                               $    6,725,000
               ---------------------------------------------------------------------------------  --------------
               MACHINE/INDUSTRIAL
               ---------------------------------------------------------------------------------
       40,000  Parker-Hannifin Corp.                                                                   1,470,000
               ---------------------------------------------------------------------------------  --------------
               POLLUTION CONTROL
               ---------------------------------------------------------------------------------
       60,000  Browning-Ferris Industries, Inc.                                                        1,807,500
               ---------------------------------------------------------------------------------  --------------
               TECHNOLOGY
               ---------------------------------------------------------------------------------
       20,000  Apple Computer, Inc.                                                                      762,500
               ---------------------------------------------------------------------------------
       10,000  Automatic Data Processing, Inc.                                                           796,250
               ---------------------------------------------------------------------------------
       20,000  BMC Software, Inc.                                                                        845,000
               ---------------------------------------------------------------------------------
       60,000  Boeing Co.                                                                              4,372,500
               ---------------------------------------------------------------------------------
       60,000  International Business Machines Corp.                                                   5,797,500
               ---------------------------------------------------------------------------------
       80,000  Measurex Corp.                                                                          2,240,000
               ---------------------------------------------------------------------------------
       36,000  Microsoft Corp.                                                                         3,136,500
               ---------------------------------------------------------------------------------
       20,000  Motorola, Inc.                                                                          1,225,000
               ---------------------------------------------------------------------------------
       80,000  Oracle Corp.                                                                            3,630,000
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                  22,805,250
               ---------------------------------------------------------------------------------  --------------
               Total Capital Goods                                                                    32,807,750
               ---------------------------------------------------------------------------------  --------------
               CONSUMER CYCLICAL--8.4%
               ---------------------------------------------------------------------------------
               APPAREL/MERCHANDISE
               ---------------------------------------------------------------------------------
       40,000  Home Depot, Inc.                                                                        1,775,000
               ---------------------------------------------------------------------------------
      220,000  Stride Rite Corp.                                                                       1,925,000
               ---------------------------------------------------------------------------------
       40,000  V.F. Corp.                                                                              2,080,000
               ---------------------------------------------------------------------------------
      100,000  Wal-Mart Stores, Inc.                                                                   2,400,000
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                   8,180,000
               ---------------------------------------------------------------------------------  --------------



FIRST PRIORITY EQUITY FUND
--------------------------------------------------------------------------------

   SHARES                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------------------
               CONSUMER CYCLICAL--CONTINUED
               ---------------------------------------------------------------------------------
               AUTOMOTIVE
               ---------------------------------------------------------------------------------
       60,000  General Motors Corp.                                                               $    2,910,000
               ---------------------------------------------------------------------------------  --------------
               MANUFACTURE HOUSING
               ---------------------------------------------------------------------------------
       17,500  Fleetwood Enterprises, Inc.                                                               420,000
               ---------------------------------------------------------------------------------  --------------
               RETAIL-SPECIALTY
               ---------------------------------------------------------------------------------
      200,000  Sports & Recreation, Inc.                                                               1,400,000
               ---------------------------------------------------------------------------------  --------------
               Total Consumer Cyclical                                                                12,910,000
               ---------------------------------------------------------------------------------  --------------
               CONSUMER SERVICES--4.8%
               ---------------------------------------------------------------------------------
               RETAIL-RESTAURANTS
               ---------------------------------------------------------------------------------
      150,000  International Dairy Queen, Inc., Class A                                                3,337,500
               ---------------------------------------------------------------------------------
       52,000  McDonald's Corp.                                                                        2,320,500
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                   5,658,000
               ---------------------------------------------------------------------------------  --------------
               ENTERTAINMENT
               ---------------------------------------------------------------------------------
       30,000  Walt Disney Co.                                                                         1,803,750
               ---------------------------------------------------------------------------------  --------------
               Total Consumer Services                                                                 7,461,750
               ---------------------------------------------------------------------------------  --------------
               CONSUMER STAPLES--28.3%
               ---------------------------------------------------------------------------------
               BEVERAGE/TOBACCO/MISCELLANEOUS
               ---------------------------------------------------------------------------------
       40,000  Colgate-Palmolive Co.                                                                   2,930,000
               ---------------------------------------------------------------------------------
       60,000  PepsiCo, Inc.                                                                           3,315,000
               ---------------------------------------------------------------------------------
       80,000  Philip Morris Cos., Inc.                                                                7,020,000
               ---------------------------------------------------------------------------------
       40,000  Tambrands, Inc.                                                                         2,085,000
               ---------------------------------------------------------------------------------
      140,000  UST, Inc.                                                                               4,567,500
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                  19,917,500
               ---------------------------------------------------------------------------------  --------------
               HEALTH CARE
               ---------------------------------------------------------------------------------
       50,000  Abbott Laboratories                                                                     2,031,250
               ---------------------------------------------------------------------------------
       30,000  American Home Products Corp.                                                            2,737,500
               ---------------------------------------------------------------------------------
       40,000  C. R. Bard, Inc.                                                                        1,155,000
               ---------------------------------------------------------------------------------



FIRST PRIORITY EQUITY FUND
--------------------------------------------------------------------------------

   SHARES                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------------------
               CONSUMER STAPLES--CONTINUED
               ---------------------------------------------------------------------------------
               HEALTH CARE--CONTINUED
               ---------------------------------------------------------------------------------
      120,000  Merck & Co., Inc.                                                                  $    7,425,000
               ---------------------------------------------------------------------------------
      120,000  Pfizer, Inc.                                                                            6,960,000
               ---------------------------------------------------------------------------------
       60,000  Schering Plough Corp.                                                                   3,442,500
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                  23,751,250
               ---------------------------------------------------------------------------------  --------------
               Total Consumer Staples                                                                 43,668,750
               ---------------------------------------------------------------------------------  --------------
               FINANCIAL--18.8%
               ---------------------------------------------------------------------------------
               BANKING
               ---------------------------------------------------------------------------------
       80,000  KeyCorp.                                                                                2,950,000
               ---------------------------------------------------------------------------------
       40,000  NationsBank Corp.                                                                       2,855,000
               ---------------------------------------------------------------------------------
       20,000  Wells Fargo & Co.                                                                       4,205,000
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                  10,010,000
               ---------------------------------------------------------------------------------  --------------
               FINANCIAL SERVICES
               ---------------------------------------------------------------------------------
       40,000  American Express Co.                                                                    1,700,000
               ---------------------------------------------------------------------------------
        8,000  Federal National Mortgage Association                                                     876,000
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                   2,576,000
               ---------------------------------------------------------------------------------  --------------
               INSURANCE
               ---------------------------------------------------------------------------------
       40,000  Aflac, Inc.                                                                             1,630,000
               ---------------------------------------------------------------------------------
       40,000  American International Group, Inc.                                                      3,590,000
               ---------------------------------------------------------------------------------
       20,000  Jefferson-Pilot Corp.                                                                   1,422,500
               ---------------------------------------------------------------------------------
      100,000  Liberty Corp.                                                                           3,312,500
               ---------------------------------------------------------------------------------
       50,000  Protective Life Corp.                                                                   1,456,250
               ---------------------------------------------------------------------------------
       30,000  St. Paul Companies, Inc.                                                                1,680,000
               ---------------------------------------------------------------------------------
       80,000  Torchmark Corp.                                                                         3,400,000
               ---------------------------------------------------------------------------------  --------------
               Total                                                                                  16,491,250
               ---------------------------------------------------------------------------------  --------------
               Total Financial                                                                        29,077,250
               ---------------------------------------------------------------------------------  --------------



FIRST PRIORITY EQUITY FUND
--------------------------------------------------------------------------------

  SHARES OR
  PRINCIPAL
   AMOUNT                                                                                             VALUE
-------------  ---------------------------------------------------------------------------------  --------------
COMMON STOCKS--CONTINUED
------------------------------------------------------------------------------------------------
               TRANSPORTATION--0.7%
               ---------------------------------------------------------------------------------
       40,000  Atlantic Southeast Airlines, Inc.                                                  $    1,050,000
               ---------------------------------------------------------------------------------  --------------
               UTILITIES--6.4%
               ---------------------------------------------------------------------------------
       40,000  AT&T Corp.                                                                              2,640,000
               ---------------------------------------------------------------------------------
       80,000  Central & SouthWest Corp.                                                               2,150,000
               ---------------------------------------------------------------------------------
       80,000  Florida Progress Corp.                                                                  2,750,000
               ---------------------------------------------------------------------------------
       80,000  Wisconsin Energy Corp.                                                                  2,360,000
               ---------------------------------------------------------------------------------  --------------
               Total Utilities                                                                         9,900,000
               ---------------------------------------------------------------------------------  --------------
               TOTAL COMMON STOCKS (IDENTIFIED COST $116,895,873)                                    136,875,500
               ---------------------------------------------------------------------------------  --------------
PREFERRED STOCK--2.3%
------------------------------------------------------------------------------------------------
               CAPITAL GOODS--MACHINE/INDUSTRIAL--2.3%
               ---------------------------------------------------------------------------------
       80,000  WHX Corp., Cumulative Conv. Pfd., Series A, $3.25
               (IDENTIFIED COST $4,446,275)                                                            3,580,000
               ---------------------------------------------------------------------------------  --------------
MUTUAL FUNDS SHARES--1.5%
------------------------------------------------------------------------------------------------
      647,403  Franklin U.S. Treasury Money Market Portfolio                                             647,403
               ---------------------------------------------------------------------------------
    1,713,193  Goldman Sachs I.L.A. Treasury Portfolio                                                 1,713,193
               ---------------------------------------------------------------------------------  --------------
               TOTAL MUTUAL FUND SHARES (AT NET ASSET VALUE)                                           2,360,596
               ---------------------------------------------------------------------------------  --------------
(A) REPURCHASE AGREEMENT--9.3%
------------------------------------------------------------------------------------------------
$  14,407,419  HSBC Securities, Inc., 5.87%, dated 11/30/1995, due 12/1/1995
               (AT AMORTIZED COST)                                                                    14,407,419
               ---------------------------------------------------------------------------------  --------------
               TOTAL INVESTMENTS (IDENTIFIED COST $138,110,163) (B)                               $  157,223,515
               ---------------------------------------------------------------------------------  --------------


(a) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio.

(b) The cost of investments for federal tax purposes amounts to $138,121,663. The net unrealized appreciation of investments on a federal tax basis amounts to $19,101,852, which is comprised of $23,928,858 appreciation and $4,827,006 depreciation at November 30, 1995.

Note: The categories of investments are shown as a percentage of net assets
      ($154,297,433) at November 30, 1995.

(See Notes which are an integral part of the Financial Statements)


FIRST PRIORITY EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1995
--------------------------------------------------------------------------------

   SHARES                                                                                              VALUE
-------------  ----------------------------------------------------------------------------------  -------------
COMMON STOCKS--53.8%
-------------------------------------------------------------------------------------------------
               BASIC INDUSTRY--2.6%
               ----------------------------------------------------------------------------------
               CHEMICALS/PAPER
               ----------------------------------------------------------------------------------
        8,000  PPG Industries, Inc.                                                                $     363,000
               ----------------------------------------------------------------------------------
        5,000  Union Camp Corp.                                                                          245,625
               ----------------------------------------------------------------------------------
        7,000  Weyerhaeuser Co.                                                                          316,750
               ----------------------------------------------------------------------------------  -------------
               Total                                                                                     925,375
               ----------------------------------------------------------------------------------  -------------
               METALS & MINING
               ----------------------------------------------------------------------------------
       10,000  Cyprus Amax Minerals Co.                                                                  275,000
               ----------------------------------------------------------------------------------  -------------
               Total Basic Industry                                                                    1,200,375
               ----------------------------------------------------------------------------------  -------------
               CAPITAL GOODS--15.6%
               ----------------------------------------------------------------------------------
               ELECTRICAL
               ----------------------------------------------------------------------------------
       16,000  General Electric Co.                                                                    1,076,000
               ----------------------------------------------------------------------------------  -------------
               INDUSTRIAL
               ----------------------------------------------------------------------------------
       12,000  Goodyear Tire & Rubber Co.                                                                508,500
               ----------------------------------------------------------------------------------
       10,000  TECO Energy, Inc.                                                                         242,500
               ----------------------------------------------------------------------------------
        7,000  WMX Technologies, Inc.                                                                    206,500
               ----------------------------------------------------------------------------------  -------------
               Total                                                                                     957,500
               ----------------------------------------------------------------------------------  -------------
               MACHINE
               ----------------------------------------------------------------------------------
        7,000  Ingersoll-Rand Co.                                                                        268,625
               ----------------------------------------------------------------------------------  -------------
               TECHNOLOGY
               ----------------------------------------------------------------------------------
       10,000  AMP, Inc.                                                                                 401,250
               ----------------------------------------------------------------------------------
        5,000  Hewlett-Packard Co.                                                                       414,375
               ----------------------------------------------------------------------------------
        5,000  International Business Machines Corp.                                                     483,125
               ----------------------------------------------------------------------------------
       14,000  Minnesota Mining & Manufacturing Co.                                                      917,000
               ----------------------------------------------------------------------------------
       10,000  Motorola, Inc.                                                                            612,500
               ----------------------------------------------------------------------------------
        4,000  Pitney Bowes, Inc.                                                                        179,000
               ----------------------------------------------------------------------------------



FIRST PRIORITY EQUITY INCOME FUND
--------------------------------------------------------------------------------

   SHARES                                                                                              VALUE
-------------  ----------------------------------------------------------------------------------  -------------
COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------------------
               CAPITAL GOODS--CONTINUED
               ----------------------------------------------------------------------------------
               TECHNOLOGY--CONTINUED
               ----------------------------------------------------------------------------------
       12,000  Raytheon Co.                                                                        $     534,000
               ----------------------------------------------------------------------------------
       15,000  SCANA Corp.                                                                               405,000
               ----------------------------------------------------------------------------------
        5,000  TRW, Inc.                                                                                 374,375
               ----------------------------------------------------------------------------------
        6,000  Thomas & Betts Corp.                                                                      440,250
               ----------------------------------------------------------------------------------  -------------
               Total                                                                                   4,760,875
               ----------------------------------------------------------------------------------  -------------
               Total Capital Goods                                                                     7,063,000
               ----------------------------------------------------------------------------------  -------------
               CONSUMER CYCLICAL--3.0%
               ----------------------------------------------------------------------------------
               OTHER
               ----------------------------------------------------------------------------------
        6,000  PACCAR, Inc.                                                                              262,500
               ----------------------------------------------------------------------------------  -------------
               RETAIL-SPECIALTY
               ----------------------------------------------------------------------------------
       15,000  J.C. Penney Co., Inc.                                                                     703,125
               ----------------------------------------------------------------------------------
       15,000  Russell Corp.                                                                             399,375
               ----------------------------------------------------------------------------------  -------------
               Total                                                                                   1,102,500
               ----------------------------------------------------------------------------------  -------------
               Total Consumer Cyclical                                                                 1,365,000
               ----------------------------------------------------------------------------------  -------------
               CONSUMER SERVICES--3.6%
               ----------------------------------------------------------------------------------
               PUBLISHING
               ----------------------------------------------------------------------------------
        7,000  Dun & Bradstreet Corp.                                                                    436,625
               ----------------------------------------------------------------------------------
       13,000  Eastman Kodak Co.                                                                         884,000
               ----------------------------------------------------------------------------------  -------------
               Total                                                                                   1,320,625
               ----------------------------------------------------------------------------------  -------------
               RESTAURANTS
               ----------------------------------------------------------------------------------
       20,000  Morrison Restaurants, Inc.                                                                335,000
               ----------------------------------------------------------------------------------  -------------
               Total Consumer Services                                                                 1,655,625
               ----------------------------------------------------------------------------------  -------------
               CONSUMER STAPLES--15.0%
               ----------------------------------------------------------------------------------
               FOOD & BEVERAGE
               ----------------------------------------------------------------------------------
        5,000  Anheuser-Busch Companies, Inc.                                                            331,250
               ----------------------------------------------------------------------------------
       12,000  H.J. Heinz Co.                                                                            382,500
               ----------------------------------------------------------------------------------



FIRST PRIORITY EQUITY INCOME FUND
--------------------------------------------------------------------------------

   SHARES                                                                                              VALUE
-------------  ----------------------------------------------------------------------------------  -------------
COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------------------
               CONSUMER STAPLES--CONTINUED
               ----------------------------------------------------------------------------------
               FOOD & BEVERAGE--CONTINUED
               ----------------------------------------------------------------------------------
       11,000  Sara Lee Corp.                                                                      $     354,750
               ----------------------------------------------------------------------------------  -------------
               Total                                                                                   1,068,500
               ----------------------------------------------------------------------------------  -------------
               HEALTH CARE
               ----------------------------------------------------------------------------------
        8,000  American Home Products Corp.                                                              730,000
               ----------------------------------------------------------------------------------
       13,000  Baxter International, Inc.                                                                546,000
               ----------------------------------------------------------------------------------
       13,000  Bristol-Myers Squibb Co.                                                                1,043,250
               ----------------------------------------------------------------------------------
       14,000  C.R. Bard, Inc.                                                                           404,250
               ----------------------------------------------------------------------------------
        5,000  Johnson & Johnson                                                                         433,125
               ----------------------------------------------------------------------------------
       17,400  Pharmacia & Upjohn, Inc.                                                                  624,225
               ----------------------------------------------------------------------------------  -------------
               Total                                                                                   3,780,850
               ----------------------------------------------------------------------------------  -------------
               MISCELLANEOUS
               ----------------------------------------------------------------------------------
       16,000  Tambrands, Inc.                                                                           834,000
               ----------------------------------------------------------------------------------  -------------
               TOBACCO
               ----------------------------------------------------------------------------------
        4,000  Philip Morris Cos., Inc.                                                                  351,000
               ----------------------------------------------------------------------------------
       24,000  UST, Inc.                                                                                 783,000
               ----------------------------------------------------------------------------------  -------------
               Total                                                                                   1,134,000
               ----------------------------------------------------------------------------------  -------------
               Total Consumer Staples                                                                  6,817,350
               ----------------------------------------------------------------------------------  -------------
               ENERGY-OIL--4.5%
               ----------------------------------------------------------------------------------
        4,000  Amoco Corp.                                                                               271,000
               ----------------------------------------------------------------------------------
       10,000  Chevron Corp.                                                                             493,750
               ----------------------------------------------------------------------------------
        6,000  Exxon Corp.                                                                               464,250
               ----------------------------------------------------------------------------------
       11,000  Texaco, Inc.                                                                              814,000
               ----------------------------------------------------------------------------------  -------------
               Total Energy-Oil                                                                        2,043,000
               ----------------------------------------------------------------------------------  -------------
               FINANCIAL--5.4%
               ----------------------------------------------------------------------------------
               BANKING
               ----------------------------------------------------------------------------------
       14,000  Banc One Corp.                                                                            533,750
               ----------------------------------------------------------------------------------



FIRST PRIORITY EQUITY INCOME FUND
--------------------------------------------------------------------------------

   SHARES                                                                                              VALUE
-------------  ----------------------------------------------------------------------------------  -------------
COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------------------
               FINANCIAL--CONTINUED
               ----------------------------------------------------------------------------------
               BANKING--CONTINUED
               ----------------------------------------------------------------------------------
        2,500  Federal National Mortgage Association                                               $     273,750
               ----------------------------------------------------------------------------------
        7,000  J.P. Morgan & Co., Inc.                                                                   549,500
               ----------------------------------------------------------------------------------
        2,000  NationsBank Corp.                                                                         142,750
               ----------------------------------------------------------------------------------  -------------
               Total                                                                                   1,499,750
               ----------------------------------------------------------------------------------  -------------
               INSURANCE
               ----------------------------------------------------------------------------------
        6,000  Marsh & McLennan Cos., Inc.                                                               520,500
               ----------------------------------------------------------------------------------
       10,000  Torchmark Corp.                                                                           425,000
               ----------------------------------------------------------------------------------  -------------
               Total                                                                                     945,500
               ----------------------------------------------------------------------------------  -------------
               Total Financial                                                                         2,445,250
               ----------------------------------------------------------------------------------  -------------
               UTILITIES--4.1%
               ----------------------------------------------------------------------------------
       16,000  AT&T Corp.                                                                              1,056,000
               ----------------------------------------------------------------------------------
       12,000  BellSouth Corp.                                                                           466,500
               ----------------------------------------------------------------------------------
       10,000  Questar Corp.                                                                             323,750
               ----------------------------------------------------------------------------------  -------------
               Total Utilities                                                                         1,846,250
               ----------------------------------------------------------------------------------  -------------
               TOTAL COMMON STOCKS (IDENTIFIED COST $20,685,012)                                      24,435,850
               ----------------------------------------------------------------------------------  -------------
PREFERRED STOCKS--17.0%
-------------------------------------------------------------------------------------------------
               BASIC INDUSTRY--1.9%
               ----------------------------------------------------------------------------------
               CHEMICAL/PAPER
               ----------------------------------------------------------------------------------
       15,000  Atlantic Richfield Co., 9.00%, 9/15/1997, Exch Nts                                        375,000
               ----------------------------------------------------------------------------------  -------------
               METALS & MINING
               ----------------------------------------------------------------------------------
       10,000  Freeport-McMoRan Copper & Gold, Inc., $1.75 Cum Conv. Pfd.                                282,500
               ----------------------------------------------------------------------------------
        5,000  WHX Corp., Series B, $3.75 Cum Conv. Pfd.                                                 216,875
               ----------------------------------------------------------------------------------  -------------
               Total                                                                                     499,375
               ----------------------------------------------------------------------------------  -------------
               Total Basic Industry                                                                      874,375
               ----------------------------------------------------------------------------------  -------------



FIRST PRIORITY EQUITY INCOME FUND
--------------------------------------------------------------------------------

   SHARES                                                                                              VALUE
-------------  ----------------------------------------------------------------------------------  -------------
PREFERRED STOCKS--CONTINUED
-------------------------------------------------------------------------------------------------
               CAPITAL GOODS--2.0%
               ----------------------------------------------------------------------------------
               INDUSTRIAL
               ----------------------------------------------------------------------------------
        7,000  Corning Delaware, LP, $3.00 Cum Conv. Pfd. MIPS                                     $     343,000
               ----------------------------------------------------------------------------------  -------------
               TECHNOLOGY
               ----------------------------------------------------------------------------------
        8,000  General Motors Corp., Series C, $3.25 Conv. Pfd.                                          574,000
               ----------------------------------------------------------------------------------  -------------
               Total Capital Goods                                                                       917,000
               ----------------------------------------------------------------------------------  -------------
               CONSUMER CYCLICAL--2.5%
               ----------------------------------------------------------------------------------
               AUTOMOTIVE
               ----------------------------------------------------------------------------------
       25,000  Ford Motor Co., Series A, $4.20 Cum Conv. Pfd.                                            706,250
               ----------------------------------------------------------------------------------  -------------
               OTHER
               ----------------------------------------------------------------------------------
        7,000  Federal-Mogul Corp., Series D, $3.88 Cum Conv. Pfd.                                       402,920
               ----------------------------------------------------------------------------------  -------------
               Total Consumer Cyclical                                                                 1,109,170
               ----------------------------------------------------------------------------------  -------------
               CONSUMER SERVICES--1.9%
               ----------------------------------------------------------------------------------
               HOSPITAL MANAGEMENT
               ----------------------------------------------------------------------------------
       20,000  FHP International Corp., Series A, $1.25 Cum Conv. Pfd.                                   537,500
               ----------------------------------------------------------------------------------  -------------
               ENTERTAINMENT
               ----------------------------------------------------------------------------------
       10,000  Time Warner Financing, Series, $1.24 PERCS                                                326,250
               ----------------------------------------------------------------------------------  -------------
               Total Consumer Services                                                                   863,750
               ----------------------------------------------------------------------------------  -------------
               ENERGY-OIL--2.2%
               ----------------------------------------------------------------------------------
        8,000  Ashland, Inc., $3.13 Cum Conv. Pfd.                                                       469,000
               ----------------------------------------------------------------------------------
        7,425  Williams Cos Inc., $3.50 Conv. Pfd.                                                       536,456
               ----------------------------------------------------------------------------------  -------------
               Total Energy-Oil                                                                        1,005,456
               ----------------------------------------------------------------------------------  -------------
               FINANCIAL--6.5%
               ----------------------------------------------------------------------------------
               BANKING
               ----------------------------------------------------------------------------------
       10,000  First Commerce Corp., Series 1992, 7.25%, $1.81 Cum Conv. Pfd.                            372,500
               ----------------------------------------------------------------------------------
       10,000  H.F. Ahmanson & Co., Series D, $3.00 Conv. Pfd.                                           595,000
               ----------------------------------------------------------------------------------
       15,000  RCSB Financial, Inc., Series B, $1.75 Conv. Pfd., 7.00%                                   568,125
               ----------------------------------------------------------------------------------
       14,000  Union Planters Corp., Series E, $2.00 Cum Conv. Pfd.                                      553,000
               ----------------------------------------------------------------------------------  -------------



FIRST PRIORITY EQUITY INCOME FUND
--------------------------------------------------------------------------------

  SHARES OR
  PRINCIPAL
   AMOUNT                                                                                              VALUE
-------------  ----------------------------------------------------------------------------------  -------------
PREFERRED STOCKS--CONTINUED
-------------------------------------------------------------------------------------------------
               FINANCIAL--CONTINUED
               ----------------------------------------------------------------------------------
               BANKING--CONTINUED
               ----------------------------------------------------------------------------------
               Total                                                                               $   2,088,625
               ----------------------------------------------------------------------------------  -------------
               FINANCE
               ----------------------------------------------------------------------------------
        6,300  American General Corp., Delaware, Series A, $3.00                                         332,325
               ----------------------------------------------------------------------------------  -------------
               INSURANCE
               ----------------------------------------------------------------------------------
       10,000  Merrill Lynch & Co., Inc., $3.12                                                          527,500
               ----------------------------------------------------------------------------------  -------------
               Total Financial                                                                         2,948,450
               ----------------------------------------------------------------------------------  -------------
               TOTAL PREFERRED STOCKS (IDENTIFIED COST $6,896,810)                                     7,718,201
               ----------------------------------------------------------------------------------  -------------
CORPORATE BONDS--15.3%
-------------------------------------------------------------------------------------------------
               BASIC INDUSTRY-MINING--1.2%
               ----------------------------------------------------------------------------------
$     500,000  Allegheny Ludlum Corp., 5.875%, 3/15/2002                                                 530,625
               ----------------------------------------------------------------------------------  -------------
               CAPITAL GOODS--2.7%
               ----------------------------------------------------------------------------------
               ELECTRICAL
               ----------------------------------------------------------------------------------
      500,000  AES Corp., 6.50%, 3/15/2002                                                               505,625
               ----------------------------------------------------------------------------------  -------------
               INDUSTRIAL
               ----------------------------------------------------------------------------------
      400,000  Cooper Industries, Inc., 7.05%, 1/1/2015                                                  410,000
               ----------------------------------------------------------------------------------
      300,000  General Signal Corp., 5.75%, 6/1/2002                                                     314,250
               ----------------------------------------------------------------------------------  -------------
               Total                                                                                     724,250
               ----------------------------------------------------------------------------------  -------------
               Total Capital Goods                                                                     1,229,875
               ----------------------------------------------------------------------------------  -------------
               CONSUMER CYCLICAL-RETAIL-SPECIALTY--2.3%
               ----------------------------------------------------------------------------------
      500,000  Guilford Mills, Inc., 6.00%, 9/15/2012                                                    489,375
               ----------------------------------------------------------------------------------
      300,000  J. Baker, Inc., 7.00%, 6/1/2002                                                           213,750
               ----------------------------------------------------------------------------------
      400,000  Proffitts, Inc., 4.75%, 11/1/2003                                                         345,000
               ----------------------------------------------------------------------------------  -------------
               Total Consumer Cyclical-Retail-Specialty                                                1,048,125
               ----------------------------------------------------------------------------------  -------------
               CONSUMER SERVICES-HOSPITAL MANAGEMENT--0.7%
               ----------------------------------------------------------------------------------
      300,000  Beverly Enterprises, Inc., 5.50%, 8/1/2018                                                297,750
               ----------------------------------------------------------------------------------  -------------



FIRST PRIORITY EQUITY INCOME FUND
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT
  OR SHARES                                                                                            VALUE
-------------  ----------------------------------------------------------------------------------  -------------
CORPORATE BONDS--CONTINUED
-------------------------------------------------------------------------------------------------
               CONSUMER STAPLES--3.5%
               ----------------------------------------------------------------------------------
               COSMETICS
               ----------------------------------------------------------------------------------
$     600,000  McKesson Corp., 4.50%, 3/1/2004                                                     $     562,860
               ----------------------------------------------------------------------------------  -------------
               HEALTH CARE
               ----------------------------------------------------------------------------------
    1,500,000  Alza Corp., 5.25%*, 7/14/2014                                                             592,500
               ----------------------------------------------------------------------------------
      400,000  Fisher Scientific International, Inc., Step-up, 0/4.75%, 3/1/2003                         430,000
               ----------------------------------------------------------------------------------  -------------
               Total                                                                                   1,022,500
               ----------------------------------------------------------------------------------  -------------
               Total Consumer Staples                                                                  1,585,360
               ----------------------------------------------------------------------------------  -------------
               CREDIT CYCLICAL-BUILDING MATERIALS--0.4%
               ----------------------------------------------------------------------------------
      200,000  Masco Corp., 5.25%, 2/15/2012                                                             191,500
               ----------------------------------------------------------------------------------  -------------
               FINANCIAL--3.3%
               ----------------------------------------------------------------------------------
               BANKING
               ----------------------------------------------------------------------------------
      500,000  Leucadia National Corp., 5.25%, 2/1/2003                                                  525,000
               ----------------------------------------------------------------------------------
      800,000  USF&G Corp., 4.50%*, 3/3/2009                                                             465,824
               ----------------------------------------------------------------------------------  -------------
               Total                                                                                     990,824
               ----------------------------------------------------------------------------------  -------------
               INSURANCE
               ----------------------------------------------------------------------------------
      500,000  Horace Mann Educators Corp., Step-up, 0/6.50%, 12/1/1999                                  516,250
               ----------------------------------------------------------------------------------  -------------
               Total Financial                                                                         1,507,074
               ----------------------------------------------------------------------------------  -------------
               TRANSPORTATION--1.2%
               ----------------------------------------------------------------------------------
      500,000  AMR Corp., 6.125%, 11/1/2024                                                              540,625
               ----------------------------------------------------------------------------------  -------------
               TOTAL CORPORATE BONDS (IDENTIFIED COST $6,710,360)                                      6,930,934
               ----------------------------------------------------------------------------------  -------------
MUTUAL FUND SHARES--4.5%
-------------------------------------------------------------------------------------------------
      953,433  Franklin U.S. Treasury Money Market Portfolio                                             953,433
               ----------------------------------------------------------------------------------
    1,070,901  Goldman Sachs I.L.A. Treasury Portfolio                                                 1,070,901
               ----------------------------------------------------------------------------------  -------------
               TOTAL MUTUAL FUND SHARES (AT NET ASSET VALUE)                                           2,024,334
               ----------------------------------------------------------------------------------  -------------



FIRST PRIORITY EQUITY INCOME FUND
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                              VALUE
-------------  ----------------------------------------------------------------------------------  -------------
(A) REPURCHASE AGREEMENT--9.1%
-------------------------------------------------------------------------------------------------
$   4,117,631  HSBC Securities, Inc., 5.87%, dated 11/30/1995, due 12/1/1995 (AT AMORTIZED COST)   $   4,117,631
               ----------------------------------------------------------------------------------  -------------
               TOTAL INVESTMENTS (IDENTIFIED COST $40,434,147)(B)                                  $  45,226,950
               ----------------------------------------------------------------------------------  -------------


  * Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

(a) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio.

(b) The cost of investments for federal tax purposes amounts to $40,434,969. The net unrealized appreciation of investments on a federal tax basis amounts to $4,791,981, which is comprised of $4,964,118 appreciation and $172,137 depreciation at November 30, 1995.

Note: The categories of investments are shown as a percentage of net assets
      ($45,423,676) at November 30, 1995.

The following acronyms are used throughout this portfolio:

LP--Limited Partnership
MIPS--Monthly Income Preferred Securities
PERCS--Preferred Equity Redemption Cumulative Stock

(See Notes which are an integral part of the Financial Statements)


FIRST PRIORITY BALANCED FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1995
--------------------------------------------------------------------------------

   SHARES                                                                                              VALUE
-------------  ----------------------------------------------------------------------------------  -------------
COMMON STOCKS--42.8%
-------------------------------------------------------------------------------------------------
               BASIC INDUSTRIES--0.8%
               ----------------------------------------------------------------------------------
               CHEMICALS/PAPER
               ----------------------------------------------------------------------------------
        5,000  Kimberly Clark Corp.                                                                $     384,375
               ----------------------------------------------------------------------------------  -------------
               CAPITAL GOODS--10.0%
               ----------------------------------------------------------------------------------
               ELECTRICAL
               ----------------------------------------------------------------------------------
       14,000  General Electric Co.                                                                      941,500
               ----------------------------------------------------------------------------------  -------------
               MACHINE/INDUSTRIAL
               ----------------------------------------------------------------------------------
       10,000  GATX Corp.                                                                                487,500
               ----------------------------------------------------------------------------------  -------------
               POLLUTION CONTROL
               ----------------------------------------------------------------------------------
       10,000  Browning Ferris Industries, Inc.                                                          301,250
               ----------------------------------------------------------------------------------  -------------
               TECHNOLOGY
               ----------------------------------------------------------------------------------
       12,000  AMP, Inc.                                                                                 481,500
               ----------------------------------------------------------------------------------
        8,000  BMC Software, Inc.                                                                        338,000
               ----------------------------------------------------------------------------------
        4,000  Boeing Co.                                                                                291,500
               ----------------------------------------------------------------------------------
       10,000  International Business Machines Corp.                                                     966,250
               ----------------------------------------------------------------------------------
       20,000  Measurex Corp.                                                                            560,000
               ----------------------------------------------------------------------------------
        8,000  Microsoft Corp.                                                                           697,000
               ----------------------------------------------------------------------------------
        1,500  Motorola, Inc.                                                                             91,875
               ----------------------------------------------------------------------------------  -------------
               Total                                                                                   3,426,125
               ----------------------------------------------------------------------------------  -------------
               Total Capital Goods                                                                     5,156,375
               ----------------------------------------------------------------------------------  -------------
               CONSUMER CYCLICAL--4.3%
               ----------------------------------------------------------------------------------
               AUTOMOTIVE
               ----------------------------------------------------------------------------------
        9,000  General Motors Corp.                                                                      436,500
               ----------------------------------------------------------------------------------  -------------
               MERCHANDISE/APPAREL
               ----------------------------------------------------------------------------------
       15,000  Liz Claiborne, Inc.                                                                       440,625
               ----------------------------------------------------------------------------------
       32,000  Stride Rite Corp.                                                                         280,000
               ----------------------------------------------------------------------------------



FIRST PRIORITY BALANCED FUND
--------------------------------------------------------------------------------

   SHARES                                                                                              VALUE
-------------  ----------------------------------------------------------------------------------  -------------
COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------------------
               CONSUMER CYCLICAL--CONTINUED
               ----------------------------------------------------------------------------------
               MERCHANDISE/APPAREL--CONTINUED
               ----------------------------------------------------------------------------------
        6,000  VF Corp.                                                                            $     312,000
               ----------------------------------------------------------------------------------
       22,000  Wal-Mart Stores, Inc.                                                                     528,000
               ----------------------------------------------------------------------------------  -------------
               Total                                                                                   1,560,625
               ----------------------------------------------------------------------------------  -------------
               RETAIL-SPECIALTY
               ----------------------------------------------------------------------------------
       30,000  Sports & Recreation, Inc.                                                                 210,000
               ----------------------------------------------------------------------------------  -------------
               Total Consumer Cyclical                                                                 2,207,125
               ----------------------------------------------------------------------------------  -------------
               CONSUMER SERVICES--2.6%
               ----------------------------------------------------------------------------------
               ENTERTAINMENT
               ----------------------------------------------------------------------------------
        8,000  Walt Disney Co.                                                                           481,000
               ----------------------------------------------------------------------------------  -------------
               RETAIL-RESTAURANTS
               ----------------------------------------------------------------------------------
       16,000  International Dairy Queen, Inc., Class A                                                  356,000
               ----------------------------------------------------------------------------------
        8,000  McDonald's Corp.                                                                          357,000
               ----------------------------------------------------------------------------------
        8,000  Morrison Restaurants, Inc.                                                                134,000
               ----------------------------------------------------------------------------------  -------------
               Total                                                                                     847,000
               ----------------------------------------------------------------------------------  -------------
               Total Consumer Services                                                                 1,328,000
               ----------------------------------------------------------------------------------  -------------
               CONSUMER STAPLE--13.7%
               ----------------------------------------------------------------------------------
               FOOD & BEVERAGE
               ----------------------------------------------------------------------------------
        4,500  General Mills, Inc.                                                                       248,063
               ----------------------------------------------------------------------------------
       10,000  PepsiCo, Inc.                                                                             552,500
               ----------------------------------------------------------------------------------
        8,000  Sara Lee Corp.                                                                            258,000
               ----------------------------------------------------------------------------------  -------------
               Total                                                                                   1,058,563
               ----------------------------------------------------------------------------------  -------------
               HEALTH CARE
               ----------------------------------------------------------------------------------
       20,000  Merck & Co., Inc.                                                                       1,237,500
               ----------------------------------------------------------------------------------
       24,000  Pfizer Corp                                                                             1,392,000
               ----------------------------------------------------------------------------------
        8,000  Schering-Plough Corp.                                                                     459,000
               ----------------------------------------------------------------------------------  -------------
               Total                                                                                   3,088,500
               ----------------------------------------------------------------------------------  -------------



FIRST PRIORITY BALANCED FUND
--------------------------------------------------------------------------------

   SHARES                                                                                              VALUE
-------------  ----------------------------------------------------------------------------------  -------------
COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------------------
               CONSUMER STAPLE--CONTINUED
               ----------------------------------------------------------------------------------
               HOUSEHOLD PRODUCTS
               ----------------------------------------------------------------------------------
        3,500  Colgate-Palmolive Co.                                                               $     256,375
               ----------------------------------------------------------------------------------  -------------
               PERSONAL CARE
               ----------------------------------------------------------------------------------
       12,500  Tambrands, Inc.                                                                           651,563
               ----------------------------------------------------------------------------------  -------------
               TOBACCO
               ----------------------------------------------------------------------------------
       15,000  Philip Morris Cos., Inc.                                                                1,316,250
               ----------------------------------------------------------------------------------
       20,000  UST, Inc.                                                                                 652,500
               ----------------------------------------------------------------------------------  -------------
               Total                                                                                   1,968,750
               ----------------------------------------------------------------------------------  -------------
               Total Consumer Staple                                                                   7,023,751
               ----------------------------------------------------------------------------------  -------------
               ENERGY--3.4%
               ----------------------------------------------------------------------------------
               OIL SERVICES
               ----------------------------------------------------------------------------------
        8,000  Amoco Corp.                                                                               542,000
               ----------------------------------------------------------------------------------
        5,000  Chevron Corp.                                                                             246,875
               ----------------------------------------------------------------------------------
        8,000  Halliburton Co.                                                                           347,000
               ----------------------------------------------------------------------------------
        8,000  Texaco, Inc.                                                                              592,000
               ----------------------------------------------------------------------------------  -------------
               Total Energy                                                                            1,727,875
               ----------------------------------------------------------------------------------  -------------
               FINANCIAL--6.3%
               ----------------------------------------------------------------------------------
               BANKING
               ----------------------------------------------------------------------------------
        8,000  KeyCorp.                                                                                  295,000
               ----------------------------------------------------------------------------------
        2,000  NationsBank Corp.                                                                         142,750
               ----------------------------------------------------------------------------------
        4,000  Wells Fargo & Co.                                                                         841,000
               ----------------------------------------------------------------------------------  -------------
               Total                                                                                   1,278,750
               ----------------------------------------------------------------------------------  -------------
               INSURANCE
               ----------------------------------------------------------------------------------
        6,000  American International Group, Inc.                                                        538,500
               ----------------------------------------------------------------------------------
       24,000  Liberty Corp.                                                                             795,000
               ----------------------------------------------------------------------------------
        6,000  Protective Life Corp.                                                                     174,750
               ----------------------------------------------------------------------------------



FIRST PRIORITY BALANCED FUND
--------------------------------------------------------------------------------

  SHARES OR
  PRINCIPAL
   AMOUNT                                                                                              VALUE
-------------  ----------------------------------------------------------------------------------  -------------
COMMON STOCKS--CONTINUED
-------------------------------------------------------------------------------------------------
               FINANCIAL--CONTINUED
               ----------------------------------------------------------------------------------
               INSURANCE--CONTINUED
               ----------------------------------------------------------------------------------
       10,000  Torchmark Corp.                                                                     $     425,000
               ----------------------------------------------------------------------------------  -------------
               Total                                                                                   1,933,250
               ----------------------------------------------------------------------------------  -------------
               Total Financial                                                                         3,212,000
               ----------------------------------------------------------------------------------  -------------
               UTILITIES--1.7%
               ----------------------------------------------------------------------------------
        4,000  AT&T Corp.                                                                                264,000
               ----------------------------------------------------------------------------------
       10,000  Central & SouthWest Corp.                                                                 268,750
               ----------------------------------------------------------------------------------
       10,000  Florida Progress Corp.                                                                    343,750
               ----------------------------------------------------------------------------------  -------------
               Total Utilities                                                                           876,500
               ----------------------------------------------------------------------------------  -------------
               TOTAL COMMON STOCKS (IDENTIFIED COST $18,599,146)                                      21,916,001
               ----------------------------------------------------------------------------------  -------------
PREFERRED STOCKS--1.4%
-------------------------------------------------------------------------------------------------
               CAPITAL GOODS-TECHNOLOGY--0.7%
               ----------------------------------------------------------------------------------
        8,300  WHX Corp., Cumulative Conv. Pfd., Series A                                                371,425
               ----------------------------------------------------------------------------------  -------------
               CONSUMER CYCLICAL-AUTOMOTIVE--0.7%
               ----------------------------------------------------------------------------------
        4,000  Ford Motor Co., Conv. Pfd., Series A                                                      370,500
               ----------------------------------------------------------------------------------  -------------
               TOTAL PREFERRED STOCKS (IDENTIFIED COST $750,849)                                         741,925
               ----------------------------------------------------------------------------------  -------------
CORPORATE BONDS--6.8%
-------------------------------------------------------------------------------------------------
               CAPITAL GOODS-TECHNOLOGY--0.2%
               ----------------------------------------------------------------------------------
$     120,000  United Technologies Corp., 9.625%, 5/15/1999                                              121,919
               ----------------------------------------------------------------------------------  -------------
               CONSUMER CYCLICAL--1.8%
               ----------------------------------------------------------------------------------
               AUTOMOTIVE
               ----------------------------------------------------------------------------------
      120,000  Ford Motor Co., Delaware, 8.875%, 4/1/2006                                                141,296
               ----------------------------------------------------------------------------------  -------------
               RETAIL-SPECIALTY
               ----------------------------------------------------------------------------------
      120,000  Limited, Inc., 9.125%, 2/1/2001                                                           133,993
               ----------------------------------------------------------------------------------
      500,000  J. C. Penney Co., Inc., 6.375%, 9/15/2000                                                 505,440
               ----------------------------------------------------------------------------------



FIRST PRIORITY BALANCED FUND
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                              VALUE
-------------  ----------------------------------------------------------------------------------  -------------
CORPORATE BONDS--CONTINUED
-------------------------------------------------------------------------------------------------
               CONSUMER CYCLICAL--CONTINUED
               ----------------------------------------------------------------------------------
               RETAIL-SPECIALTY--CONTINUED
               ----------------------------------------------------------------------------------
$     200,000  Sports & Recreation, Inc., 4.25%, 11/1/2000                                         $     134,500
               ----------------------------------------------------------------------------------  -------------
               Total                                                                                     773,933
               ----------------------------------------------------------------------------------  -------------
               Total Consumer Cyclical                                                                   915,229
               ----------------------------------------------------------------------------------  -------------
               CONSUMER STAPLE--0.3%
               ----------------------------------------------------------------------------------
               TOBACCO
               ----------------------------------------------------------------------------------
      120,000  Philip Morris Cos., Inc., 9.00%, 1/1/2001                                                 134,576
               ----------------------------------------------------------------------------------  -------------
               FINANCIAL--3.6%
               ----------------------------------------------------------------------------------
               FINANCE-AUTOMOTIVE
               ----------------------------------------------------------------------------------
      325,000  Ford Motor Credit Corporation, 6.35%, 2/11/1998                                           328,341
               ----------------------------------------------------------------------------------  -------------
               FINANCE-EQUIPMENT
               ----------------------------------------------------------------------------------
      250,000  General Electric Capital Corp., 5.50%, 11/1/2001                                          243,400
               ----------------------------------------------------------------------------------  -------------
               INSURANCE
               ----------------------------------------------------------------------------------
      240,000  U.S. Life Corp., 6.75%, 1/15/1998                                                         243,595
               ----------------------------------------------------------------------------------  -------------
               LEASING
               ----------------------------------------------------------------------------------
      500,000  International Lease Finance Corp., 4.75%, 7/15/1996                                       496,850
               ----------------------------------------------------------------------------------  -------------
               SECURITIES
               ----------------------------------------------------------------------------------
      500,000  Goldman Sachs Group, 7.80%, 7/15/2002                                                     531,150**
               ----------------------------------------------------------------------------------  -------------
               Total Financial                                                                         1,843,336
               ----------------------------------------------------------------------------------  -------------
               TRANSPORTATION--0.4%
               ----------------------------------------------------------------------------------
      200,000  AMR Corp., 6.125%, 11/1/2024                                                              216,250
               ----------------------------------------------------------------------------------  -------------
               UTILITIES--0.5%
               ----------------------------------------------------------------------------------
      120,000  Orange & Rockland Utilities, Inc., 9.375%, 3/15/2000                                      134,215
               ----------------------------------------------------------------------------------
      120,000  Virginia Electric & Power, 8.875%, 6/1/1999                                               130,838
               ----------------------------------------------------------------------------------  -------------
               Total Utilities                                                                           265,053
               ----------------------------------------------------------------------------------  -------------
               TOTAL CORPORATE BONDS (IDENTIFIED COST $3,369,567)                                      3,496,363
               ----------------------------------------------------------------------------------  -------------



FIRST PRIORITY BALANCED FUND
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                              VALUE
-------------  ----------------------------------------------------------------------------------  -------------
U.S. GOVERNMENT AGENCIES--23.2%
-------------------------------------------------------------------------------------------------
               FEDERAL HOME LOAN BANK--3.9%
               ----------------------------------------------------------------------------------
$   1,000,000  6.00%*, 4/14/2004                                                                   $     999,750
               ----------------------------------------------------------------------------------
    1,000,000  6.50%, 6/7/2004                                                                         1,005,890
               ----------------------------------------------------------------------------------  -------------
               Total                                                                                   2,005,640
               ----------------------------------------------------------------------------------  -------------
               FEDERAL HOME LOAN MORTGAGE CORP.--4.5%
               ----------------------------------------------------------------------------------
      360,000  Step-up, 0/5.70%, 2/2/1999                                                                356,742
               ----------------------------------------------------------------------------------
      500,000  6.57%, 9/18/2000                                                                          507,100
               ----------------------------------------------------------------------------------
      150,000  7.55%, 11/27/2007                                                                         154,346
               ----------------------------------------------------------------------------------
      600,000  PC, 1604FC, 5.34% Floating Rate Note*, 11/15/2008                                         560,154
               ----------------------------------------------------------------------------------
      750,000  PC, 1403M, 6.50%, 12/15/2021                                                              730,568
               ----------------------------------------------------------------------------------  -------------
               Total                                                                                   2,308,910
               ----------------------------------------------------------------------------------  -------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION--13.6%
               ----------------------------------------------------------------------------------
      800,000  REMIC, 1993-G06/J, 7.00%, 12/25/1999                                                      822,688
               ----------------------------------------------------------------------------------
      600,000  STRIP, PO, 0/7.56%, 12/20/2001                                                            566,082
               ----------------------------------------------------------------------------------
      250,000  STRIP, PO, 0/7.89%, 3/9/2002                                                              233,405
               ----------------------------------------------------------------------------------
      250,000  REMIC, 1992-G40/K, 7.00%, 6/25/2002                                                       256,460
               ----------------------------------------------------------------------------------
      500,000  5.82%, 11/4/2003                                                                          483,850
               ----------------------------------------------------------------------------------
    1,000,000  REMIC, 1992-G34/EC, 8.25%, 7/25/2005                                                    1,081,380
               ----------------------------------------------------------------------------------
      500,000  7.05%, 10/20/2005                                                                         500,990
               ----------------------------------------------------------------------------------
      500,000  REMIC, 1993-G32 CL-J, 6.75%, 5/25/2009                                                    505,665
               ----------------------------------------------------------------------------------
      500,000  REMIC, 1994-10/KC, 6.50%, 10/25/2010                                                      499,615
               ----------------------------------------------------------------------------------
    1,000,000  REMIC, 1992-137/DA, 7.75%, 1/25/2017                                                    1,022,590
               ----------------------------------------------------------------------------------
    1,000,000  REMIC, 1993-202/PH, 6.50%, 2/25/2022                                                      993,410
               ----------------------------------------------------------------------------------  -------------
               Total                                                                                   6,966,135
               ----------------------------------------------------------------------------------  -------------



FIRST PRIORITY BALANCED FUND
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT
  OR SHARES                                                                                            VALUE
-------------  ----------------------------------------------------------------------------------  -------------
U.S. GOVERNMENT AGENCIES--CONTINUED
-------------------------------------------------------------------------------------------------
               TENNESSEE VALLEY AUTHORITY--1.2%
               ----------------------------------------------------------------------------------
$     600,000  6.125%, 7/15/2003                                                                   $     596,910
               ----------------------------------------------------------------------------------  -------------
               TOTAL U.S. GOVERNMENT AGENCIES (IDENTIFIED COST $10,993,745)                           11,877,595
               ----------------------------------------------------------------------------------  -------------
U.S. TREASURY OBLIGATIONS--21.7%
-------------------------------------------------------------------------------------------------
               U.S. TREASURY NOTES
               ----------------------------------------------------------------------------------
    1,000,000  STRIP, PO, 11/15/1996                                                                     950,940
               ----------------------------------------------------------------------------------
      500,000  6.00%, 8/31/1997                                                                          504,955
               ----------------------------------------------------------------------------------
    1,000,000  5.75%, 9/30/1997                                                                        1,006,710
               ----------------------------------------------------------------------------------
      750,000  5.125%, 3/31/1998                                                                         745,575
               ----------------------------------------------------------------------------------
    1,000,000  5.875%, 8/15/1998                                                                       1,011,720
               ----------------------------------------------------------------------------------
      500,000  6.375%, 7/15/1999                                                                         514,360
               ----------------------------------------------------------------------------------
    1,000,000  5.50%, 4/15/2000                                                                        1,001,120
               ----------------------------------------------------------------------------------
      500,000  6.25%, 8/31/2000                                                                          514,380
               ----------------------------------------------------------------------------------
    1,000,000  7.50%, 11/15/2001                                                                       1,095,400
               ----------------------------------------------------------------------------------
    1,000,000  7.50%, 5/15/2002                                                                        1,101,120
               ----------------------------------------------------------------------------------
    1,000,000  6.25%, 2/15/2003                                                                        1,034,320
               ----------------------------------------------------------------------------------
    1,000,000  6.50%, 5/15/2005                                                                        1,053,060
               ----------------------------------------------------------------------------------
    1,000,000  STRIP, IO, 11/15/2005                                                                     558,570
               ----------------------------------------------------------------------------------  -------------
               TOTAL U.S. TREASURY OBLIGATIONS (IDENTIFIED COST $10,459,054)                          11,092,230
               ----------------------------------------------------------------------------------  -------------
MUTUAL FUND SHARES--0.9%
-------------------------------------------------------------------------------------------------
      100,593  Franklin U.S. Treasury Money Market Portfolio                                             100,593
               ----------------------------------------------------------------------------------
      351,352  Goldman Sachs I.L.A. Treasury Portfolio                                                   351,352
               ----------------------------------------------------------------------------------  -------------
               TOTAL MUTUAL FUND SHARES (AT NET ASSET VALUE)                                             451,945
               ----------------------------------------------------------------------------------  -------------
(A)REPURCHASE AGREEMENT--2.6%
-------------------------------------------------------------------------------------------------
$   1,318,581  HSBC Securities, Inc., 5.87%, dated 11/30/1995, due 12/1/1995 (AT AMORTIZED COST)       1,318,581
               ----------------------------------------------------------------------------------  -------------
               TOTAL INVESTMENTS (IDENTIFIED COST $45,942,887)(B)                                  $  50,894,640
               ----------------------------------------------------------------------------------  -------------



FIRST PRIORITY BALANCED FUND
--------------------------------------------------------------------------------

  * Current rate shown.

 ** Restricted Security--Investments in securities not registered under the Securities Act of 1933. At the end of the period, this security amounted to 1.0% of net assets.

(a) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio.

(b) The cost of investments for federal tax purposes amounts to $45,945,894. The net unrealized appreciation of investments on a federal tax basis amounts to $4,948,746 which is comprised of $5,607,907 appreciation and $659,161 depreciation at November 30, 1995.

Note: The categories of investments are shown as a percentage of net assets
      ($51,196,608) at November 30, 1995.

The following abbreviations are used throughout this portfolio:

IO-- Interest Only
PC-- Participation Certificate
PO-- Principal Only
REMIC-- Real Estate Mortgage Investment Conduit
STRIP-- Separate Trading of Registered Interest & Principal of Securities

(See Notes which are an integral part of the Financial Statements)

FIRST PRIORITY FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
NOVEMBER 30, 1995
--------------------------------------------------------------------------------

                                                                        TREASURY        LIMITED
                                                                          MONEY        MATURITY         FIXED
                                                                         MARKET       GOVERNMENT       INCOME
                                                                          FUND           FUND           FUND
-----------------------------------------------------------------------------------------------------------------
ASSETS:
Investments in securities, at value                                   $ 138,340,462   $61,826,149   $ 158,203,225
Investments in repurchase agreements, at amortized cost                    --           1,227,893       1,364,057
Income receivable                                                           439,544       829,739       1,294,014
Receivable for investments sold                                            --             505,810        --
Receivable for shares sold                                                 --              10,091           9,571
Deferred expenses                                                             9,437        16,045           8,737
-----------------------------------------------------------------------------------------------------------------
    Total assets                                                        138,789,443    64,415,727     160,879,604
-----------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payable for investments purchased                                          --           1,000,308        --
Payable for shares redeemed                                                --             --                  641
Income distribution payable                                                 452,866       300,742         561,086
Accrued expenses                                                             39,004        36,838          31,846
-----------------------------------------------------------------------------------------------------------------
    Total liabilities                                                       491,870     1,337,888         593,573
-----------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Paid in capital                                                       $ 138,297,573   $62,423,654   $ 162,707,945
Net unrealized appreciation of investments                                 --             786,160       1,172,204
Accumulated net realized loss on investments                               --            (131,975)     (3,594,118)
-----------------------------------------------------------------------------------------------------------------
  TOTAL NET ASSETS                                                    $ 138,297,573   $63,077,839   $ 160,286,031
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, and Redemption Proceeds Per Share:
  (net assets / shares outstanding)
  Trust Shares                                                                $1.00       --             --
  Investment Shares                                                           $1.00        $10.04          $10.34
-----------------------------------------------------------------------------------------------------------------
Offering Price Per Share:+
  Investment Shares                                                        --              $10.24 *        $10.55*
-----------------------------------------------------------------------------------------------------------------
SHARES OUTSTANDING:
  Trust Shares                                                          109,367,632       --             --
  Investment Shares                                                      28,929,941     6,279,565      15,506,800
-----------------------------------------------------------------------------------------------------------------
    TOTAL SHARES OUTSTANDING                                            138,297,573     6,279,565      15,506,800
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Investments, at identified cost                                       $ 138,340,462  $ 62,267,882   $ 158,395,078
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Investments, at tax cost                                              $ 138,340,462  $ 62,267,882   $ 158,395,078
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------


+ See "What Shares Cost" in the prospectus.

* Computation of offering price: 100/98 of net asset value.

(See Notes which are an integral part of the Financial Statements)


FIRST PRIORITY FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
NOVEMBER 30, 1995
--------------------------------------------------------------------------------

                                                                                         EQUITY
                                                                          EQUITY         INCOME        BALANCED
                                                                           FUND           FUND           FUND
-----------------------------------------------------------------------------------------------------------------
ASSETS:
Investments in securities, at value                                    $ 142,816,096   $41,109,319   $ 49,576,059
Investments in repurchase agreements, at amortized cost                   14,407,419     4,117,631      1,318,581
Income receivable                                                            298,398       211,744        325,601
Receivable for investments sold                                             --             --             --
Receivable for shares sold                                                       519         6,288          1,173
Deferred expenses                                                              8,761        16,534         20,888
-----------------------------------------------------------------------------------------------------------------
    Total assets                                                         157,531,193    45,461,516     51,242,302
-----------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payable for investments purchased                                          3,176,525       --             --
Payable for shares redeemed                                                   14,084       --             --
Income distribution payable                                                 --             --             --
Accrued expenses                                                              43,151        37,840         45,694
-----------------------------------------------------------------------------------------------------------------
    Total liabilities                                                      3,233,760        37,840         45,694
-----------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Paid in capital                                                        $ 127,755,153   $39,073,488   $ 44,977,162
Net unrealized appreciation of investments                                19,113,352     4,792,803      4,951,753
Accumulated net realized gain on investments                               6,977,391     1,327,013        931,781
Undistributed net investment income                                          451,537       230,372        335,912
-----------------------------------------------------------------------------------------------------------------
  TOTAL NET ASSETS                                                     $ 154,297,433   $45,423,676   $ 51,196,608
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, and Redemption Proceeds Per Share:
  (net assets / shares outstanding)
  Trust Shares                                                              --             --             --
  Investment Shares                                                           $12.10        $12.04         $11.46
-----------------------------------------------------------------------------------------------------------------
Offering Price Per Share:+
  Investment Shares                                                           $12.35*       $12.29 *       $11.69*
-----------------------------------------------------------------------------------------------------------------
SHARES OUTSTANDING:
  Trust Shares                                                              --             --             --
  Investment Shares                                                       12,752,956     3,773,216      4,469,111
-----------------------------------------------------------------------------------------------------------------
    TOTAL SHARES OUTSTANDING                                              12,752,956     3,773,216      4,469,111
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Investments, at identified cost                                        $ 138,110,163  $ 40,434,147   $ 45,942,887
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Investments, at tax cost                                               $ 138,121,663  $ 40,434,969   $ 45,945,894
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------


+ See "What Shares Cost" in the prospectus.

* Computation of offering price: 100/98 of net asset value.

(See Notes which are an integral part of the Financial Statements)


FIRST PRIORITY FUNDS
STATEMENTS OF OPERATIONS
YEAR ENDED NOVEMBER 30, 1995
--------------------------------------------------------------------------------

                                                                         TREASURY       LIMITED
                                                                           MONEY       MATURITY        FIXED
                                                                          MARKET      GOVERNMENT       INCOME
                                                                           FUND          FUND           FUND
----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                                $ 7,332,398   $ 3,409,755   $  9,840,167
----------------------------------------------------------------------------------------------------------------
    Total income                                                          7,332,398     3,409,755      9,840,167
----------------------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fee                                                     644,330       406,281      1,167,748
Administrative personnel and services fee                                   171,752        77,297        207,570
Custodian fees                                                               28,273        14,102         33,640
Transfer and dividend disbursing agent fees and expenses                     75,124        27,800         48,266
Directors'/Trustees' fees                                                     3,796         2,201          3,385
Auditing fees                                                                21,802        15,800         21,300
Legal fees                                                                    3,544           968          4,333
Portfolio accounting fees                                                    52,177        56,234         55,216
Distribution services fee                                                   104,041       --               4,961
Share registration costs                                                     30,215        17,655         16,525
Printing and postage                                                         10,256        10,050         11,638
Insurance premiums                                                            9,677         3,797          4,110
Miscellaneous                                                                21,577         5,360         19,083
----------------------------------------------------------------------------------------------------------------
    Total expenses                                                        1,176,564       637,545      1,597,775
Waiver of investment advisory fee                                          (644,330)     (282,157)       (63,017)
----------------------------------------------------------------------------------------------------------------
    Net expenses                                                            532,234       355,388      1,534,758
----------------------------------------------------------------------------------------------------------------
         Net investment income                                            6,800,164     3,054,367      8,305,409
----------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments                                     --            (69,260)    (2,505,522)
Change in unrealized appreciation (depreciation) of investments             --          2,687,975     16,376,572
----------------------------------------------------------------------------------------------------------------
    Net realized and unrealized gain (loss) on investments                  --          2,618,715     13,871,050
----------------------------------------------------------------------------------------------------------------
         Change in net assets resulting from operations                 $ 6,800,164   $ 5,673,082   $ 22,176,459
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------


(See Notes which are an integral part of the Financial Statements)


FIRST PRIORITY FUNDS
STATEMENTS OF OPERATIONS
YEAR ENDED NOVEMBER 30, 1995
--------------------------------------------------------------------------------

                                                                                            EQUITY
                                                                               EQUITY       INCOME      BALANCED
                                                                                FUND         FUND*        FUND*
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                                    $  3,253,859  $   623,614  $ 1,687,618
Dividends                                                                        748,245      885,623      474,888
------------------------------------------------------------------------------------------------------------------
    Total income                                                               4,002,104    1,509,237    2,162,506
------------------------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fee                                                        1,151,393      261,156      349,457
Administrative personnel and services fee                                        191,841       50,126       58,065
Custodian fees                                                                    31,285        8,175       10,941
Transfer and dividend disbursing agent fees and expenses                          50,037       12,248       13,003
Directors'/Trustees' fees                                                          4,422      --           --
Auditing fees                                                                     21,500      --           --
Legal fees                                                                         3,665        2,501        2,501
Portfolio accounting fees                                                         52,950       53,003       54,003
Distribution services fee                                                          3,095      --           --
Share registration costs                                                          21,678      --           --
Printing and postage                                                              12,500        6,900        6,900
Insurance premiums                                                                 5,176        3,866        3,958
Miscellaneous                                                                     18,978        7,862        8,591
------------------------------------------------------------------------------------------------------------------
    Total expenses                                                             1,568,520      405,837      507,419
Waiver of investment advisory fee                                               (129,440)    (180,915)    (242,832)
------------------------------------------------------------------------------------------------------------------
    Net expenses                                                               1,439,080      224,922      264,587
------------------------------------------------------------------------------------------------------------------
         Net investment income                                                 2,563,024    1,284,315    1,897,919
------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments                                        7,215,306    1,327,013      931,781
Net realized loss on written options                                            (236,735)     --           --
Change in unrealized appreciation (depreciation) of investments               20,298,337    4,792,803    4,951,753
------------------------------------------------------------------------------------------------------------------
    Net realized and unrealized gain (loss) on investments                    27,276,908    6,119,816    5,883,534
------------------------------------------------------------------------------------------------------------------
         Change in net assets resulting from operations                     $ 29,839,932  $ 7,404,131  $ 7,781,453
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------


* For the period from December 19, 1994 (date of initial public investment) to November 30, 1995.

(See Notes which are an integral part of the Financial Statements)


FIRST PRIORITY FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                TREASURY              LIMITED MATURITY                 FIXED
                                           MONEY MARKET FUND          GOVERNMENT FUND               INCOME FUND
                                          YEAR ENDED NOVEMBER        YEAR ENDED NOVEMBER         YEAR ENDED NOVEMBER
                                                 30,                        30,                           30,
                                           1995         1994          1995         1994*          1995          1994
--------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS--
Net investment income                  $   6,800,164  $   3,909,874  $  3,054,367  $  1,998,052  $  8,305,409  $  9,651,915
Net realized gain (loss) on
 investments                                --             --             (69,260)      (62,715)   (2,505,522)   (1,006,586)
Net change in unrealized appreciation
 (depreciation) of investments              --             --           2,687,975    (1,901,815)   16,376,572   (17,286,245)
--------------------------------------------------------------------------------------------------------------------------
   Change in net assets resulting from
     operations                            6,800,164      3,909,874     5,673,082        33,522    22,176,459    (8,640,916)
--------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS--
Distributions from net investment
 income:
   Trust Shares                           (5,503,465)    (3,231,014)       --            --        (1,365,718)   (8,976,750)
   Investment Shares                      (1,296,699)      (678,860)   (3,054,367)   (1,998,052)   (7,052,406)     (562,450)
Distributions from net realized gain
 on investment transactions:
   Trust Shares                              --             --             --            --            --        (3,299,410)
   Investment Shares                         --             --             --            --            --          (248,677)
Distributions in excess of net
 realized gain on investment
 transactions:
   Trust Shares                              --             --             --            --            --           (76,597)
   Investment Shares                         --             --             --            --            --            (5,413)
--------------------------------------------------------------------------------------------------------------------------
   Change in net assets resulting from
     distributions to shareholders        (6,800,164)    (3,909,874)   (3,054,367)   (1,998,052)   (8,418,124)  (13,169,297)
--------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS--
Proceeds from sale of shares             417,980,476    367,941,378    23,448,679    60,428,059    37,892,010    42,878,052
Net asset value of shares issued to
 shareholders in payment of dividends
 declared                                  1,247,132        664,858        21,355        14,569       413,172       688,186
Cost of shares redeemed                 (388,508,575)  (373,332,760)  (11,536,971)   (9,952,037)  (54,711,747)  (41,222,480)
--------------------------------------------------------------------------------------------------------------------------
   Change in net assets resulting from
     share transactions                   30,719,033     (4,726,524)   11,933,063    50,490,591   (16,406,565)    2,343,758
--------------------------------------------------------------------------------------------------------------------------
       Change in net assets               30,719,033     (4,726,524)   14,551,778    48,526,061    (2,648,230)  (19,466,455)
NET ASSETS:
Beginning of period                      107,578,540    112,305,064    48,526,061        --       162,934,261   182,400,716
--------------------------------------------------------------------------------------------------------------------------
End of period                           $138,297,573   $107,578,540   $63,077,839   $48,526,061  $160,286,031  $162,934,261
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Undistributed net investment income
 included in net assets at end of
 period                                       --           --              --            --            --      $    112,715
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) as computed for
 federal tax purposes                   $     --       $   --         $   (69,260)   $  (62,715)  $(2,618,115) $   (975,091)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------


 * For the period from December 12, 1993 (date of initial public investment) to November 30, 1994.

(See Notes which are an integral part of the Financial Statements)


FIRST PRIORITY FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                              EQUITY
                                                                       EQUITY                 INCOME       BALANCED
                                                                        FUND                   FUND          FUND
                                                                YEAR ENDED NOVEMBER        PERIOD ENDED  PERIOD ENDED
                                                                        30,                NOVEMBER 30,  NOVEMBER 30,
                                                                  1995         1994            1995*         1995*
---------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS--
Net investment income                                          $  2,563,024  $  3,728,433  $ 1,284,315   $ 1,897,919
Net realized gain (loss) on investments                           7,215,306     4,353,314    1,327,013       931,781
Net realized loss on written options                               (236,735)     (161,204)      --            --
Net change in unrealized appreciation (depreciation) of
 investments                                                     20,298,337    (5,561,915)   4,792,803     4,951,753
---------------------------------------------------------------------------------------------------------------------
   Change in net assets resulting from operations                29,839,932     2,358,628    7,404,131     7,781,453
---------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS--
Distributions from net investment income:
   Trust Shares                                                    (899,259)   (3,448,803)      --            --
   Investment Shares                                             (1,859,046)     (127,353)  (1,053,943)   (1,562,007)
Distributions from net realized gain on investment
 transactions:
   Trust Shares                                                  (3,996,308)     (991,326)        --            --
   Investment Shares                                               (195,892)      (45,275)        --            --
Distributions in excess of net realized gain on investment
 transactions:
   Trust Shares                                                      --            --             --            --
   Investment Shares                                                 --            --             --            --
---------------------------------------------------------------------------------------------------------------------
   Change in net assets resulting from distributions to
     shareholders                                                (6,950,505)   (4,612,757)  (1,053,943)   (1,562,007)
---------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS--
Proceeds from sale of shares                                     25,926,206    34,077,964   42,607,764    51,155,036
Net asset value of shares issued to shareholders in payment
 of dividends declared                                              306,176       167,441          968           348
Cost of shares redeemed                                         (44,831,583)  (43,173,519)  (3,535,244)   (6,178,222)
---------------------------------------------------------------------------------------------------------------------
   Change in net assets resulting from share transactions       (18,599,201)   (8,928,114)  39,073,488    44,977,162
---------------------------------------------------------------------------------------------------------------------
       Change in net assets                                       4,290,226   (11,182,243)  45,423,676    51,196,608
NET ASSETS:
Beginning of period                                             150,007,207   161,189,450        --            --
---------------------------------------------------------------------------------------------------------------------
End of period                                                  $154,297,433  $150,007,207  $45,423,676   $51,196,608
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Undistributed net investment income included in net assets at
 end of period                                                 $  451,537     $   646,818   $  230,372   $   335,912
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Net gain (loss) as computed for federal tax purposes           $6,990,071     $ 4,192,110   $1,327,835   $   934,788
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------


* For the period from December 19, 1994 (date of initial public investment) to November 30, 1995.

(See Notes which are an integral part of the Financial Statements)



FIRST PRIORITY FUNDS

COMBINED NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 1995
--------------------------------------------------------------------------------

(1) ORGANIZATION

First Priority Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of six portfolios (individually referred to as the "Fund", or collectively as the "Funds") at November 30, 1995, which are presented herein:

PORTFOLIO NAME
--------------
First Priority Treasury Money Market Fund ("Treasury Money Market Fund")
First Priority Limited Maturity Government Fund ("Limited Maturity Government Fund")
First Priority Fixed Income Fund ("Fixed Income Fund")
First Priority Equity Fund ("Equity Fund")
First Priority Equity Income Fund ("Equity Income Fund")
First Priority Balanced Fund ("Balanced Fund")
Prior to February 1, 1995, Fixed Income Fund and Equity Fund were offered in two classes of shares: Trust Shares and Investment Shares. On February 1, 1995, all outstanding Trust Shares of Fixed Income Fund and Equity Fund were converted to Investment Shares and these Funds no longer offer Trust Shares. Treasury Money Market Fund continues to offer both Trust and Investment classes of shares. Investment Shares are identical in all respects to Trust Shares, except the Investment Shares are sold pursuant to a distribution plan adopted in accordance with the Act's Rule 12b-1. The assets of each Fund of the Trust are segregated and a shareholder's interest is limited to the Fund in which shares are held. Limited Maturity Government Fund, Equity Income Fund, and Balanced Fund offer only one class of shares.

Effective February 1, 1996, First Priority Equity Fund and First Priority Equity Income Fund will change their names to First Priority Growth Fund and First Priority Value Fund, respectively.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--The Treasury Money Market Fund's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act. For the fluctuating net asset value Funds within the Trust, all securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. All other securities are valued by prices provided by an independent pricing service. Investments in other open-end regulated investment companies are valued at net asset value.


FIRST PRIORITY FUNDS
--------------------------------------------------------------------------------

     REPURCHASE AGREEMENTS--It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction, including accrued interest.

     The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Funds' policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.

     At November 30, 1995, the Limited Maturity Government Fund and Fixed Income Fund, for federal tax purposes, had capital loss carryforwards, of $131,975 and $3,593,206, respectively, which will reduce the Funds' taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards of the Limited Maturity Government Fund and the Fixed Income Fund will expire in 2002 ($62,715), ($975,091), respectively and 2003 ($69,260), ($2,618,115), respectively.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     DEFERRED EXPENSES--The costs incurred by each Fund with respect to registration of their shares in their first fiscal year, excluding the initial expense of registering their shares, have been deferred and are being amortized using the straight-line method over a period of up to five years from each Fund's commencement date.


FIRST PRIORITY FUNDS
--------------------------------------------------------------------------------

     RESTRICTED SECURITIES--Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. The Funds' restricted securities are valued at the price provided by an independent pricing service, or, if no market prices are available, at the fair value as determined by the Fund's pricing committee. Additional information on each restricted security held at November 30, 1995, is as follows:

                                                                              ACQUISITION     ACQUISITION
          FUND                                SECURITY                            DATE            COST
Fixed Income Fund         Goldman Sachs Group, 7.80%, 7/15/2002                   3/2/1993    $  3,687,145
Balanced Fund             Goldman Sachs Group, 7.80%, 7/15/2002                 12/19/1994         470,395
------------------------  -------------------------------------------------  --------------  --------------


     OPTION CONTRACTS WRITTEN--The Equity Fund may write "covered" option contracts. A written option contract obligates the Equity Fund to deliver (a call), or to receive (a put), the contract amount upon exercise by the holder of the option. The principal reason for writing call or put options is to obtain, through receipt of premiums, a greater current return than would be realized on the underlying securities alone. By writing a call option, the Equity Fund may forgo potential gains on an underlying security. By writing a put option, the Equity Fund may become obligated to purchase an underlying security for more than its current market value. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received.

     Written option transactions during the period are summarized as follows:

                                       CONTRACTS                                                   CONTRACTS
                                     OUTSTANDING AT  CONTRACTS  CONTRACTS  CONTRACTS  CONTRACTS  OUTSTANDING AT
                         PROCEEDS*      11/30/94      OPENED    EXERCISED   CLOSED     EXPIRED      11/30/95
Equity Fund              $ 286,040         0            600         0         300        300           0
----------------------  -----------  --------------  ---------  ---------  ---------  ---------  --------------


     * Represents premium received less commissions paid.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. Transactions in Fund shares were as follows:


FIRST PRIORITY FUNDS
--------------------------------------------------------------------------------

FOR THE YEAR ENDED NOVEMBER 30, 1995:

                            TREASURY
                             MONEY
                            MARKET         LIMITED MATURITY
                             FUND          GOVERNMENT FUND          FIXED INCOME FUND            EQUITY FUND
                          -----------   -----------------------   ------------------------   -----------------------
TRUST SHARES                 SHARES       SHARES      DOLLARS       SHARES       DOLLARS       SHARES       DOLLARS
------------------------  -----------   ---------   -----------   ----------   -----------   ----------   -----------
Shares sold                208,253,666      --      $    --           232,816   $ 2,202,182      559,276   $ 5,624,181
------------------------
Trust Shares exchanged
for Investment Shares          --           --           --       (13,709,037) (144,699,450) (12,292,374) (123,538,364)
------------------------
Shares issued to
shareholders
in payment of
distributions declared           5,585      --           --           --           --            --           --
------------------------
Shares redeemed           (189,899,208)     --           --        (2,725,220)  (25,831,235)  (2,153,028)  (22,271,579)
------------------------   -----------   ---------   -----------   ----------   -----------   ----------   -----------
  Net change resulting
  from Trust share
  transactions              18,360,043      --           --       (16,201,441) (168,328,503) (13,886,126) (140,185,762)
------------------------   -----------   ---------   -----------   ----------   -----------   ----------   -----------

INVESTMENT SHARES
------------------------
Shares sold                209,726,810   2,394,876    23,448,679    3,603,637    35,689,828    1,858,603    20,302,025
------------------------
Trust Shares exchanged
for Investment Shares          --           --           --        13,709,037   144,699,450   12,292,374   123,538,364
------------------------
Shares issued to
shareholders
in payment of
distributions declared       1,241,547       2,167        21,355       41,512       413,172       29,980       306,176
------------------------
Shares redeemed           (198,609,367) (1,173,524)  (11,536,971)  (2,873,052)  (28,880,512)  (2,020,017)  (22,560,004)
------------------------   -----------   ---------   -----------   ----------   -----------   ----------   -----------
  Net change resulting
  from Investment share
  transactions              12,358,990   1,223,519    11,933,063   14,481,134   151,921,938   12,160,940   121,586,561
------------------------   -----------   ---------   -----------   ----------   -----------   ----------   -----------
    Total net change
    resulting from Fund
    share transactions      30,719,033   1,223,519   $11,933,063   (1,720,307) ($16,406,565)  (1,725,186) ($18,599,201)
------------------------   -----------   ---------   -----------   ----------   -----------   ----------   -----------



FIRST PRIORITY FUNDS
--------------------------------------------------------------------------------

                                                                     EQUITY INCOME FUND*      BALANCED FUND*
                                                                    ---------------------  ---------------------
                                                                     SHARES     DOLLARS     SHARES     DOLLARS
------------------------------------------------------------------  ---------  ----------  ---------  ----------
Shares sold                                                         4,087,317  $42,607,764 5,045,851  $51,155,036
------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared         83         968         31         348
------------------------------------------------------------------
Shares redeemed                                                      (314,184) (3,535,244)  (576,771) (6,178,222)
------------------------------------------------------------------  ---------  ----------  ---------  ----------
  Net change resulting from share transactions                      3,773,216  39,073,488  4,469,111  44,977,162
------------------------------------------------------------------  ---------  ----------  ---------  ----------
    Total net change resulting from Fund share transactions         3,773,216  $39,073,488 4,469,111  $44,977,162
------------------------------------------------------------------  ---------  ----------  ---------  ----------


*For the period from December 19, 1994 (date of initial public investment) to November 30, 1995.


FIRST PRIORITY FUNDS
--------------------------------------------------------------------------------

FOR THE YEAR ENDED NOVEMBER 30, 1994:

                                TREASURY
                                  MONEY
                                 MARKET       LIMITED MATURITY
                                  FUND        GOVERNMENT FUND*          FIXED INCOME FUND             EQUITY FUND
                               -----------  ---------------------     ----------------------      ---------------------
TRUST SHARES                     SHARES      SHARES     DOLLARS        SHARES        DOLLARS       SHARES      DOLLARS
----------------------------   -----------  ---------   ----------    ---------    -----------    ---------   ----------
Shares redemed                (180,342,712) (1,021,013) $99,952,037)  (9,401,362)  $(83,995,909)  (4,196,018) $(92,066,716)


Shares sold                    195,487,497     --      $   --          4,076,432    $41,030,876    3,147,381  $ 32,959,822
----------------------------
Shares issued to
shareholders
in payment of distributions
declared                               237     --          --           --            --             --            --
----------------------------
Shares redeemed               (192,990,048)    --          --         (3,797,716)   (37,226,571)  (3,925,388)  (41,106,803)
----------------------------   -----------   ---------  ----------     ---------     -----------   ---------    ----------
  Net change resulting from
  Trust share transactions       2,497,686     --          --            278,716      3,804,305     (778,007)   (8,146,981)
----------------------------   -----------   ---------  ----------     ---------    -----------     ---------    ----------

INVESTMENT SHARES
----------------------------
Shares sold                    172,453,881   6,075,557   60,428,059      183,230      1,847,176      105,833     1,118,142
----------------------------
Shares issued to
shareholders
in payment of distributions
declared                           664,621       1,502       14,569       68,161        688,186       15,959       167,441
----------------------------
Shares redemed                (180,342,712) (1,021,013)  (9,952,037)    (401,362)    (3,995,909)    (196,018)   (2,066,716)
----------------------------   -----------   ---------   ----------     ---------    -----------    ---------    ----------
  Net change resulting from
  Investment share
  transactions                  (7,224,210)  5,056,046   50,490,591     (149,971)    (1,460,547)     (74,226)     (781,133)
----------------------------    -----------  ---------   ----------     ---------    -----------    ---------    ----------
    Total net change
    resulting from Fund
    share transactions          (4,726,524)  5,056,046  $50,490,591      128,745    $ 2,343,758     (852,233)  ($8,928,114)
----------------------------    -----------  ---------  -----------     ---------   -----------    ---------    ----------


*For the period from December 12, 1993 (date of initial public investment) to November 30, 1994.

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--First Alabama Bank, the Trust's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee based upon a percentage of each Fund's average daily net assets (see below). The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Funds. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.


FIRST PRIORITY FUNDS
--------------------------------------------------------------------------------

                                                                                                           ANNUAL
FUND                                                                                                        RATE
Treasury Money Market Fund                                                                                    0.50%
-------------------------------------------------------------------------------------------------------
Limited Maturity Government Fund                                                                              0.70%
-------------------------------------------------------------------------------------------------------
Fixed Income Fund                                                                                             0.75%
-------------------------------------------------------------------------------------------------------
Equity Fund                                                                                                   0.80%
-------------------------------------------------------------------------------------------------------
Equity Income Fund                                                                                            0.80%
-------------------------------------------------------------------------------------------------------
Balanced Fund                                                                                                 0.80%
-------------------------------------------------------------------------------------------------------  -----------


ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Trust with certain administrative personnel and services. This fee is based on the level of average aggregate net assets of the Trust for the period. FAS may voluntarily choose to waive a portion of its fee.

DISTRIBUTION SERVICES FEE--The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Funds' Investment Shares to finance activities intended to result in the sale of the Funds' Investment Shares. The Plan provides that the Funds may incur distribution expenses up to .40 of 1% of the average daily net assets of the Investment Shares of Treasury Money Market Fund, 0.25 of 1% of the average daily net assets of Limited Maturity Government Fund and 0.30 of 1% of the average daily net assets of Fixed Income Fund and Equity Fund annually, to compensate FSC.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT AND PORTFOLIO ACCOUNTING FEES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Funds. This fee is based on the size, type, and number of accounts and transactions made by shareholders.

FServ also maintains the Funds' accounting records for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

CUSTODIAN FEES--First Alabama Bank is the Funds' custodian. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES--Organizational expenses were borne initially by FAS. The Funds have agreed to reimburse FAS for the organizational expenses during the five year period following the Funds' effective dates. For the period ended November 30, 1995, the Funds paid FAS, pursuant to this agreement, as follows:


FIRST PRIORITY FUNDS
--------------------------------------------------------------------------------

                                                                                 INITIAL          ORGANIZATIONAL
                                                                              ORGANIZATIONAL         EXPENSES
FUND                                                                             EXPENSES           REIMBURSED
Treasury Money Market Fund                                                      $   50,822          $   12,988
--------------------------------------------------------------------------
Limited Maturity Government Fund                                                $   26,082          $    3,366
--------------------------------------------------------------------------
Fixed Income Fund                                                               $   50,007          $   12,780
--------------------------------------------------------------------------
Equity Fund                                                                     $   49,934          $   12,761
--------------------------------------------------------------------------
Equity Income Fund                                                              $   30,000          $    2,000
--------------------------------------------------------------------------
Balanced Fund                                                                   $   30,000          $    2,000
--------------------------------------------------------------------------      ----------          ----------


INTERFUND TRANSACTIONS--During the period ended November 30, 1995, the following funds engaged in sale transactions with funds that have a common investment advisor, common Director/ Trustees, and/or common Officers. These transactions were made at current market value pursuant to Rule 17a-7 under the Act. The Fixed Income Fund and Equity Fund converted assets to the Balanced Fund in the amounts of $18,310,145 and $14,302,375, respectively.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended
November 30, 1995, were as follows:

FUND                                                                                  PURCHASES         SALES
Limited Maturity Government Fund                                                   $   28,744,437  $   12,998,594
---------------------------------------------------------------------------------
Fixed Income Fund                                                                  $   66,404,874  $   84,372,527
---------------------------------------------------------------------------------
Equity Fund                                                                        $  145,131,665  $  153,621,562
---------------------------------------------------------------------------------
Equity Income Fund                                                                 $   55,963,523  $   23,069,450
---------------------------------------------------------------------------------
Balanced Fund                                                                      $   63,108,771  $   20,106,644
---------------------------------------------------------------------------------  --------------  --------------



INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Board of Trustees and the Shareholders of FIRST PRIORITY FUNDS:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments of First Priority Funds (comprising the following portfolios: Treasury Money Market Fund, Limited Maturity Government Fund, Fixed Income Fund, Equity Fund, Equity Income Fund and Balanced Fund) as of November 30, 1995, and the related statements of operations for the year then ended, the statements of changes in net assets for the years ended November 30, 1995 and 1994 and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of November 30, 1995 by correspondence with the custodian and broker; where replies were not received from broker, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of First Priority Funds as of November 30, 1995, the results of their operations, the changes in their net assets and their financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Pittsburgh, Pennsylvania
January 12, 1996



TRUSTEES                                               OFFICERS
--------------------------------------------------------------------------------

John F. Donahue                                           John F. Donahue
Thomas G. Bigley                                          Chairman
John T. Conroy, Jr.                                       Edward C. Gonzales
William J. Copeland                                       President and Treasurer
James E. Dowd                                             J. Christopher Donahue
Lawrence D. Ellis, M.D.                                   Executive Vice President
Edward L. Flaherty, Jr.                                   John W. McGonigle
Edward C. Gonzales                                        Executive Vice President and Secretary
Peter E. Madden                                           Richard B. Fisher
Gregor F. Meyer                                           Vice President
Wesley W. Posvar                                          Charles L. Davis, Jr.
Marjorie P. Smuts                                         Vice President and Assistant Treasurer
                                                          David M. Taylor
                                                          Assistant Treasurer
                                                          Jay S. Neuman
                                                          Assistant Secretary


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Trust's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.


[LOGO OF FIRST PRIORITY]
[LOGO OF FEDERATED]

Cusip 335931887
Cusip 335931101
Cusip 335931804
Cusip 335931309
Cusip 335931705
Cusip 335931606
Cusip 335931507
007575 (1/96)



                                 FPF APPENDIX
A . The graphic presentation here displayed consists of a legend in the upper left quadrant indicating the components of the corresponding line graph.First PriorityLimited Maturity Government Fund is represented by a solid line. The Merrill Lynch 1-5 Year Government/Corporate Index is represented by an broken em-dash line and the Lipper Short U.S. Government Index Average is represented by a broken en-dash line. The line graph is a visual representation of a comparison of change in value of a hypothetical $10,000 purchase in the Fund, Merrill Lynch 1-5 Year Government/Corporate Index and Lipper Short U.S. Government Index Average. The "y" axis reflects the cost of the investment. The "x" axis reflects computation periods from December 12, 1993 throughNovember 30, 1995. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to Merrill Lynch 1-5 Year Government/Corporate Index and Lipper Short U.S. Government Index Average; the ending values are $10,812, $11,134, and $10,978, respectively. There is also a legend below the the graphic presentation which indicates the Average Annual Total Return for the 1 year period and the Average Annual Total Return from the inception date of the Fund, December 12, 1993; the Average Annual Total Returns are 7.87% and 4.06%, respectively.

B . The graphic presentation here displayed consists of a legend in the upper left quadrant indicating the components of the corresponding line graph.First Priority Fixed Income Fund is represented by a solid line. The Merrill Lynch 1-10 Year Treasury Index is represented by a broken em-dash line and the Lipper Intermediate U.S. Government Index Average is represented by a broken en-dash line. The line graph is a visual representation of a comparison of change in value of a hypothetical $10,000 purchase in the Fund, Merrill Lynch 1-10 Year Treasury Index and Lipper Intermediate U.S. Government Index Average. The "y" axis reflects the cost of the investment. The "x" axis reflects computation periods from April 20, 1992 throughNovember 30, 1995. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to Merrill Lynch 1-10 Year Treasaury Index and Lipper Intermediate U.S. Government Index Average; the ending values are $12,700, $13,931, and $12.072, respectively. There is also a legend below the the graphic presentation which indicates the Average Annual Total Return for the 1 year period and the Average Annual Total Return from the inception date of the Fund, April 20, 1992; the Average Annual Total Returns are 13.10% and 6.84%, respectively.

C . The graphic presentation here displayed consists of a legend in the upper left quadrant indicating the components of the corresponding line graph.First Priority Fixed Income Fund is represented by a solid line. The Merrill Lynch 1-10 Year Treasury Index is represented by a broken em-dash line and the Lipper Intermediate U.S. Government Index Average is represented by a broken en-dash line. The line graph is a visual representation of a comparison of change in value of a hypothetical $10,000 purchase in the Fund, Merrill Lynch 1-10 Year Treasury Index and Lipper Intermediate U.S. Government Index Average. The "y" axis reflects the cost of the investment. The "x" axis reflects computation periods from April 20, 1992 throughNovember 30, 1995. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to Merrill Lynch 1-10 Year Treasaury Index and Lipper Intermediate U.S. Government Index Average; the ending values are $12,700, $13,931, and $12.072, respectively. There is also a legend below the the graphic presentation which indicates the Average Annual Total Return for the 1 year period and the Average Annual Total Return from the inception date of the Fund, April 20, 1992; the Average Annual Total Returns are 13.10% and 6.84%, respectively.

D . The graphic presentation here displayed consists of a legend in the upper left quadrant indicating the components of the corresponding line graph.First Priority Equity Fund is represented by a solid line. The Standard and Poor's 500 Index is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a hypothetical $10,000 purchase in the Fund and Standard and Poor's 500 Index Average. The "y" axis reflects the cost of the investment. The "x" axis reflects computation periods from April 20, 1992 throughNovember 30, 1995. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to Standard and Poor's 500 Index; the ending values are $13,452 and $16,120, respectively. There is also a legend below the the graphic presentation which indicates the Average Annual Total Return for the 1 year period and the Average Annual Total Return from the inception date of the Fund, April 20, 1992; the Average Annual Total Returns are 20.57% and 8.56%, respectively.

E . The graphic presentation here displayed consists of a legend in the upper left quadrant indicating the components of the corresponding line graph.First Priority Equity Income Fund is represented by a solid line. The Standard and Poor's -BARRA Value Index is represented by a broken em-dash line and the Lipper Equity Income Index Average is represented by a broken en-dash line. The line graph is a visual representation of a comparison of change in value of a hypothetical $10,000 purchase in the Fund, Standard and Poor's-BARRA Value Index and Lipper Equity Income Index Average. The "y" axis reflects the cost of the investment. The "x" axis reflects computation periods from December 19, 1994 throughNovember 30, 1995. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to Standard and Poor's-BARRA Value Index and Lipper Equity Income Index Average; the ending values are $12,166, $13,494, and $12.663, respectively. There is also a legend below the the graphic presentation which indicates the Cumulative Total Return from the inception date of the Fund, December 19, 1994; the Cumulative Total Returns is 21.71%.

F . The graphic presentation here displayed consists of a legend in the upper left quadrant indicating the components of the corresponding line graph.First Priority Balanced Fund is represented by a solid line. The Standard and Poor's 500/Lehman Brothers Government/Corporate Index is represented by a broken em-dash line and the Lipper Balanced Index Average is represented by a broken en-dash line. The line graph is a visual representation of a comparison of change in value of a hypothetical $10,000 purchase in the Fund, Standard and Poor's 500/Lehman Brothers Government/Corporate Index and Lipper Balanced Index Average. The "y" axis reflects the cost of the investment. The "x" axis reflects computation periods from December 19, 1994 throughNovember 30, 1995. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to Standard and Poor's 500/Lehman Brothers Government/Corporate Index and Lipper Balanced Index Average; the ending values are $11,613, $12,737, and $12.291, respectively. There is also a legend below the the graphic presentation which indicates the Cumulative Total Return from the inception